UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D. C. 20549

FORM N-CSRS

Investment Company Act file number 811-42

DWS Portfolio Trust

(Exact Name of Registrant as Specified in Charter)

Two International Place

Boston, MA 02110

(Address of principal executive offices)             (Zip code)

Registrant’s Telephone Number, including Area Code: (212) 454-7190

Paul Schubert

345 Park Avenue

New York, NY 10154

(Name and Address of Agent for Service)

Date of fiscal year end:	1/31

Date of reporting period:	7/31/07

ITEM 1.           REPORT TO STOCKHOLDERS

JULY 31, 2007

Semiannual Report
to Shareholders

DWS Core Plus Income Fund

Contents

click here Performance Summary

click here Information About Your Fund's Expenses

click here Portfolio Management Review

click here Portfolio Summary

click here Investment Portfolio

click here Financial Statements

click here Financial Highlights

click here Notes to Financial Statements

click here Account Management Resources

click here Privacy Statement

This report must be preceded or accompanied by a prospectus. To obtain a prospectus for any of our funds, refer to the Account Management Resources information provided in the back of this booklet. We advise you to consider the fund's objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other important information about the fund. Please read the prospectus carefully before you invest.

Investments in mutual funds involve risk. Some funds have more risk than others. The fund invests in individual bonds whose yields and market values fluctuate so that your investment may be worth more or less than its original cost. Bond investments are subject to interest rate risk such that when interest rates rise, the prices of the bonds, and thus the value of the fund, can decline and the investor can lose principal value. Please read this fund's prospectus for specific details regarding its investments and risk profile.

DWS Scudder is part of Deutsche Asset Management, which is the marketing name in the US for the asset management activities of Deutsche Bank AG, Deutsche Bank Trust Company Americas, Deutsche Investment Management Americas Inc. and DWS Trust Company.

NOT FDIC/NCUA INSURED NO BANK GUARANTEE MAY LOSE VALUE NOT A DEPOSIT NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY

Performance Summary July 31, 2007

Classes A, B, C and Institutional

All performance shown is historical, assumes reinvestment of all dividend and capital gain distributions, and does not guarantee future results. Investment return and principal value fluctuate with changing market conditions so that, when redeemed, shares may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted. Please visit www.dws-scudder.com for the Fund's most recent month-end performance.

The maximum sales charge for Class A shares is 4.5%. For Class B shares, the maximum contingent deferred sales charge (CDSC) is 4% within the first year after purchase, declining to 0% after six years. Class C shares have no adjustment for front-end sales charges but redemptions within one year of purchase may be subject to a CDSC of 1%. Unadjusted returns do not reflect sales charges and would have been lower if they had. Institutional Class shares are not subject to sales charges.

The total annual fund operating expense ratios, gross of any fee waivers or expense reimbursements, as stated in the fee table of the prospectus dated May 1, 2007 are 1.01%, 1.74%, 1.86% and .73% for Class A, Class B, Class C and Institutional Class shares, respectively. Please see the Information About Your Fund's Expenses, the Financial Highlights and Notes to the Financial Statements (Note C, Related Parties) sections of this report for gross and net expense related disclosure for the period ended July 31, 2007.

To discourage short-term trading, the Fund imposes a 2% redemption fee on shareholders redeeming shares held less than 15 days, which has the effect of lowering total return.

Returns and rankings during all periods shown for Class B shares and for the 1-year, 3-year, 5-year and 10-year periods shown for Class C shares reflect a fee waiver and/or expense reimbursement. Without this waiver/reimbursement, returns and rankings would have been lower.

Performance figures do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemptions of fund shares. Returns and rankings may differ by share class.

Returns shown for Class A, B and C shares for the periods prior to their inception on June 25, 2001 are derived from the historical performance of Class S shares of DWS Core Plus Income Fund during such periods and have been adjusted to reflect higher gross total annual operating expenses of each specific class. Any difference in expenses will affect performance.

Average Annual Total Returns (Unadjusted for Sales Charge) as of 7/31/07
DWS Core Plus Income Fund	6-Month‡	1-Year	3-Year	5-Year	10-Year
Class A	.98%	4.77%	3.78%	4.42%	4.67%
Class B	.57%	3.97%	2.90%	3.58%	3.85%
Class C	.58%	3.91%	2.92%	3.61%	3.92%
Lehman Brothers US Aggregate Index+	1.86%	5.58%	3.93%	4.41%	5.82%

Sources: Lipper Inc. and Deutsche Investment Management Americas Inc.

‡ Total returns shown for periods less than one year are not annualized.
Average Annual Total Returns as of 7/31/07
DWS Core Plus Income Fund	6-Month‡	1-Year	3-Year	5-Year	Life of Class*
Institutional Class	1.13%	5.02%	4.09%	4.78%	4.74%
Lehman Brothers US Aggregate Index+	1.86%	5.58%	3.93%	4.41%	5.23%

Sources: Lipper Inc. and Deutsche Investment Management Americas Inc.

‡ Total returns shown for periods less than one year are not annualized.
* Institutional Class shares commenced operations on June 25, 2001. Index returns began on June 30, 2001.
Net Asset Value and Distribution Information
	Class A	Class B	Class C	Institutional Class
Net Asset Value: 7/31/07	$ 12.43	$ 12.44	$ 12.43	$ 12.40
1/31/07	$ 12.60	$ 12.61	$ 12.60	$ 12.57
Distribution Information: Six Months as of 7/31/07: Income Dividends	$ .29	$ .24	$ .24	$ .31
July Income Dividend	$ .0490	$ .0406	$ .0405	$ .0521
SEC 30-day Yield++ as of 7/31/07	4.52%	3.90%	3.91%	5.20%
Current Annualized Distribution Rate++ as of 7/31/07	4.73%	3.92%	3.91%	5.04%
++ The SEC yield is net investment income per share earned over the month ended July 31, 2007, shown as an annualized percentage of the maximum offering price per share on the last day of the period. The SEC yield is computed in accordance with a standardized method prescribed by the Securities and Exchange Commission. The SEC yield would have been 3.77% for Class B shares had certain expenses not been reduced. Current annualized distribution rate is the latest monthly dividend shown as an annualized percentage of net asset value on July 31, 2007. Distribution rate simply measures the level of dividends and is not a complete measure of performance. In addition, the current annualized distribution rate would have been 3.79% for Class B shares had certain expenses not been reduced. Yields and distribution rates are historical, not guaranteed and will fluctuate.
Class A Lipper Rankings — Corporate Debt Funds A-Rated Category as of 7/31/07
Period	Rank		Number of Funds Tracked	Percentile Ranking (%)
1-Year	96	of	174	55
3-Year	45	of	160	28
5-Year	50	of	125	40

Source: Lipper Inc. Rankings are historical and do not guarantee future results. Rankings are based on total return unadjusted for sales charges with distributions reinvested. If sales charges had been included, rankings might have been less favorable. Rankings are for Class A shares; other share classes may vary.

Growth of an Assumed $10,000 Investment (Adjusted for Maximum Sales Charge)
[] DWS Core Plus Income Fund — Class A [] Lehman Brothers US Aggregate Index+

Yearly periods ended July 31

The Fund's growth of an assumed $10,000 investment is adjusted for the maximum sales charge of 4.50%. This results in a net initial investment of $9,550.

Comparative Results (Adjusted for Maximum Sales Charge) as of 7/31/07
DWS Core Plus Income Fund		1-Year	3-Year	5-Year	10-Year
Class A	Growth of $10,000	$10,006	$10,674	$11,856	$15,069
	Average annual total return	.06%	2.20%	3.46%	4.19%
Class B	Growth of $10,000	$10,097	$10,702	$11,822	$14,593
	Average annual total return	.97%	2.29%	3.40%	3.85%
Class C	Growth of $10,000	$10,391	$10,902	$11,942	$14,691
	Average annual total return	3.91%	2.92%	3.61%	3.92%
Lehman Brothers US Aggregate Index+	Growth of $10,000	$10,558	$11,225	$12,406	$17,611
	Average annual total return	5.58%	3.93%	4.41%	5.82%

The growth of $10,000 is cumulative.

+ The Lehman Brothers US Aggregate Index is an unmanaged market value-weighted measure of treasury issues, agency issues, corporate bond issues and mortgage securities. Index returns assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees or expenses. It is not possible to invest directly into an index.
Growth of an Assumed $1,000,000 Investment
[] DWS Core Plus Income Fund — Institutional Class [] Lehman Brothers US Aggregate Index+

Yearly periods ended July 31
Comparative Results as of 7/31/07
DWS Core Plus Income Fund		1-Year	3-Year	5-Year	Life of Class*
Institutional Class	Growth of $1,000,000	$1,050,200	$1,127,900	$1,262,900	$1,326,600
	Average annual total return	5.02%	4.09%	4.78%	4.74%
Lehman Brothers US Aggregate Index+	Growth of $1,000,000	$1,055,800	$1,122,500	$1,240,600	$1,363,900
	Average annual total return	5.58%	3.93%	4.41%	5.23%

The growth of $1,000,000 is cumulative.

The minimum initial investment for Institutional Class shares is $1,000,000.

* Institutional Class shares commenced operations on June 25, 2001. Index returns began on June 30, 2001.
+ The Lehman Brothers US Aggregate Index is an unmanaged market value-weighted measure of treasury issues, agency issues, corporate bond issues and mortgage securities. Index returns assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees or expenses. It is not possible to invest directly into an index.

Class S

Class S shares are generally not available to new investors except under certain circumstances. (Please refer to the Fund's Statement of Additional Information.)

All performance shown is historical, assumes reinvestment of all dividend and capital gain distributions, and does not guarantee future results. Investment return and principal value fluctuate with changing market conditions so that, when redeemed, shares may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted. Please visit www.dws-scudder.com for the Fund's most recent month-end performance.

The total annual fund operating expense ratio, gross of any fee waivers or expense reimbursements, as stated in the fee table of the prospectus dated May 1, 2007 is 0.80% for Class S shares. Please see the Information About Your Fund's Expenses, the Financial Highlights and Notes to the Financial Statements (Note C, Related Parties) sections of this report for gross and net expense related disclosure for the period ended July 31, 2007.

To discourage short-term trading, the Fund imposes a 2% redemption fee on shareholders redeeming shares held less than 15 days, which has the effect of lowering total return.

Returns and rankings during all periods shown for Class S shares reflect a fee waiver and/or expense reimbursement. Without this waiver/reimbursement, returns and rankings would have been lower.

Performance figures do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemptions of fund shares. Returns and rankings may differ by share class.

Average Annual Total Returns as of 7/31/07
DWS Core Plus Income Fund	6-Month‡	1-Year	3-Year	5-Year	10-Year
Class S	1.09%	5.03%	3.99%	4.65%	4.91%
Lehman Brothers US Aggregate Index+	1.86%	5.58%	3.93%	4.41%	5.82%

Sources: Lipper Inc. and Deutsche Investment Management Americas Inc.

‡ Total returns shown for periods less than one year are not annualized.
Net Asset Value and Distribution Information
Class S
Net Asset Value: 7/31/07	$ 12.43
1/31/07	$ 12.60
Distribution Information: Six Months as of 7/31/07: Income Dividends	$ .31
July Income Dividend	$ .0516
SEC 30-day Yield++ as of 7/31/07	5.05%
Current Annualized Distribution Rate++ as of 7/31/07	4.98%
++ The SEC yield is net investment income per share earned over the month ended July 31, 2007, shown as an annualized percentage of the maximum offering price per share on the last day of the period. The SEC yield is computed in accordance with a standardized method prescribed by the Securities and Exchange Commission. The SEC yield would have been 5.00% for Class S shares had certain expenses not been reduced. Current annualized distribution rate is the latest monthly dividend shown as an annualized percentage of net asset value on July 31, 2007. Distribution rate simply measures the level of dividends and is not a complete measure of performance. In addition, the current annualized distribution rate would have been 4.93% for Class S shares had certain expenses not been reduced. Yields and distribution rates are historical, not guaranteed and will fluctuate.
Class S Lipper Rankings — Corporate Debt Funds A-Rated Category as of 7/31/07
Period	Rank		Number of Funds Tracked	Percentile Ranking (%)
1-Year	61	of	174	35
3-Year	30	of	160	19
5-Year	39	of	125	31
10-Year	41	of	62	66

Source: Lipper Inc. Rankings are historical and do not guarantee future results. Rankings are based on total return with distributions reinvested. Rankings are for Class S shares; other share classes may vary.

Growth of an Assumed $10,000 Investment
[] DWS Core Plus Income Fund — Class S [] Lehman Brothers US Aggregate Index+

Yearly periods ended July 31
Comparative Results as of 7/31/07
DWS Core Plus Income Fund		1-Year	3-Year	5-Year	10-Year
Class S	Growth of $10,000	$10,503	$11,247	$12,552	$16,155
	Average annual total return	5.03%	3.99%	4.65%	4.91%
Lehman Brothers US Aggregate Index+	Growth of $10,000	$10,558	$11,225	$12,406	$17,611
	Average annual total return	5.58%	3.93%	4.41%	5.82%

The growth of $10,000 is cumulative.

+ The Lehman Brothers US Aggregate Index is an unmanaged market value-weighted measure of treasury issues, agency issues, corporate bond issues and mortgage securities. Index returns assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees or expenses. It is not possible to invest directly into an index.

Information About Your Fund's Expenses

As an investor of the Fund, you incur two types of costs: ongoing expenses and transaction costs. Ongoing expenses include management fees, distribution and service (12b-1) fees and other Fund expenses. Examples of transaction costs include sales charges (loads), redemption fees and account maintenance fees, which are not shown in this section. The following tables are intended to help you understand your ongoing expenses (in dollars) of investing in the Fund and to help you compare these expenses with the ongoing expenses of investing in other mutual funds. In the most recent six-month period, Class B and S shares limited these expenses; had they not done so, expenses would have been higher. The example in the table is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period (February 1, 2007 to July 31, 2007).

The tables illustrate your Fund's expenses in two ways:

Actual Fund Return. This helps you estimate the actual dollar amount of ongoing expenses (but not transaction costs) paid on a $1,000 investment in the Fund using the Fund's actual return during the period. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the "Expenses Paid per $1,000" line under the share class you hold.

Hypothetical 5% Fund Return. This helps you to compare your Fund's ongoing expenses (but not transaction costs) with those of other mutual funds using the Fund's actual expense ratio and a hypothetical rate of return of 5% per year before expenses. Examples using a 5% hypothetical fund return may be found in the shareholder reports of other mutual funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

Please note that the expenses shown in these tables are meant to highlight your ongoing expenses only and do not reflect any transaction costs. The "Expenses Paid per $1,000" line of the tables is useful in comparing ongoing expenses only and will not help you determine the relative total expense of owning different funds. If these transaction costs had been included, your costs would have been higher.

Expenses and Value of a $1,000 Investment for the six months ended July 31, 2007
Actual Fund Return	Class A	Class B	Class C	Class S	Institutional Class
Beginning Account Value 2/1/07	$ 1,000.00	$ 1,000.00	$ 1,000.00	$ 1,000.00	$ 1,000.00
Ending Account Value 7/31/07	$ 1,009.80	$ 1,005.70	$ 1,005.80	$ 1,010.90	$ 1,011.30
Expenses Paid per $1,000*	$ 5.03	$ 8.95	$ 8.85	$ 3.79	$ 3.24
Hypothetical 5% Fund Return	Class A	Class B	Class C	Class S	Institutional Class
Beginning Account Value 2/1/07	$ 1,000.00	$ 1,000.00	$ 1,000.00	$ 1,000.00	$ 1,000.00
Ending Account Value 7/31/07	$ 1,019.79	$ 1,015.87	$ 1,015.97	$ 1,021.03	$ 1,021.57
Expenses Paid per $1,000*	$ 5.06	$ 9.00	$ 8.90	$ 3.81	$ 3.26
* Expenses are equal to the Fund's annualized expense ratio for each share class, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by 365.
Annualized Expense Ratios	Class A	Class B	Class C	Class S	Institutional Class
DWS Core Plus Income Fund	1.01%	1.80%	1.78%	.76%	.65%

For more information, please refer to the Fund's prospectuses.

Portfolio Management Review

In the following interview, Gary Bartlett, J. Christopher Gagnier, Warren S. Davis, Thomas J. Flaherty, Daniel R. Taylor and Timothy C. Vile, who serve as co-lead portfolio managers, as well as their extensive team of co-portfolio managers, discuss the recent market environment and strategy in managing DWS Core Plus Income Fund during its most recent semiannual period ended July 31, 2007.

The views expressed in the following discussion reflect those of the portfolio managers only through the end of the period of the report as stated on the cover. The management team's views are subject to change at any time based on market and other conditions and should not be construed as a recommendation. Past performance is no guarantee of future results.

Q: How did DWS Core Plus Income Fund perform for the six-month period ended July 31, 2007?

A: For the period ending July 31, 2007, the total return of the fund's Class A shares was 0.98%. (Returns are unadjusted for sales charges. If sales charges had been included, returns would have been lower. Past performance is no guarantee of future results. Please see pages 4 through 10 for the performance of other share classes and for more complete performance information.) The Lehman Brothers US Aggregate Index delivered a 1.86% return.1 The average fund in the Lipper Corporate Debt Funds A-Rated category had a 1.17% return for the six month period ended July 31, 2007.2

1 The Lehman Brothers US Aggregate Index is an unmanaged market-value-weighted measure of Treasury issues, agency issues, corporate bond issues and mortgage securities. Index returns assume reinvestment of dividends and, unlike fund returns, do not reflect any fees or expenses. It is not possible to invest directly into an index.
2 The Lipper Corporate Debt Funds A-Rated category is comprised of funds that invest primarily in corporate debt issues rated A or better or government issues. Category returns assume reinvestment of all distributions. It is not possible to invest directly into a Lipper category.

Q: How did the bond market perform during the six-month period ended July 31, 2007?

A: The relatively sanguine market conditions of recent years continued during the early part of the period, but by early summer were transformed into the most difficult credit market environment in a number of years. This transformation came about as problems in the subprime housing sector led to a market contagion which affected the entire credit sector and spilled over even to high-quality non-Treasury issues during the latter portion of the period. Liquidity in the bond markets became broadly problematic and virtually nonexistent in many credit-oriented sectors. Dislocations within certain portions of the subprime housing sector, a relatively small portion of the market, created pressure on the broader housing sector and ignited concerns about how significant the effects of a downturn in housing might be on economic growth. Given this backdrop, volatility spiked across the financial markets and yield spreads of all non-Treasury sectors, vs. comparable Treasuries, widened significantly in the context of an investor "flight to quality."3 As a result, "excess returns" for all non-Treasury sectors were driven into negative territory. Thus, by the end of July, the Lehman Brothers US Aggregate Index, year-to-date, had underperformed comparable duration Treasuries by more than one-percent. All non-Treasury sectors had underperformed Treasury benchmarks as the period came to a close.

3 The yield spread is the difference between the yield of a security and the yield of a comparable duration Treasury. A large spread indicates that investors require yields substantially above those of Treasuries in order to invest in lower-quality bonds. This is generally indicative of a higher-risk environment. A smaller spread generally indicates a more positive environment, since investors are less concerned about risk and therefore willing to accept lower yields. A drop in the yield spread is a positive.

Lower-rated portions of the market were most directly affected. Yield spreads vs. Treasuries on domestic high-yield issues widened significantly (by 1.35%) during the period, as was true for emerging market issues (0.54%). During the period, these sectors each produced negative absolute returns of -0.72% and -0.05% respectively.

The subprime contagion spread to higher-quality sectors as well. In the three months ended July 31, 2007, the investment-grade Lehman Brothers Credit Index spread widened by 0.32%. It returned -1.11% and underperformed Treasuries.4 Other high-quality sectors, such as residential and commercial mortgage-backed securities, produced negative absolute and excess returns as well during the last three months of the period.

4 The Lehman Brothers Credit Index is an unmanaged index providing a general measure of the performance in the corporate bond sectors. Index returns assume reinvestment of dividends and, unlike fund returns, do not reflect fees or expenses. It is not possible to invest directly into an index.
5 The Lehman Brothers US Mortgage Backed Securities (MBS) Index is an unmanaged, market-value-weighted measure of all fixed-rate securities backed by mortgage pools of the Government National Mortgage Association. Index returns assume reinvestment of dividends and, unlike fund returns, do not reflect any fees or expenses. It is not possible to invest directly into an index.

Q: What factors helped and hurt performance and how is the fund positioned?

A: As mentioned previously, the fund has marginally underperformed the benchmark Lehman Brothers US Aggregate Index for the period. Recently, pressure on the higher- yielding portions of the portfolio has driven returns lower. High-yield and emerging-market debt (5.5% and 5.0%, respectively, of the fund's holdings) detracted from returns. Non-dollar issues have been a small positive contributor while international currencies have been a detractor.

The core portion of the fund was mildly positive for the period as a whole but, as mentioned, return levels for this portion of the fund turned negative as well later in the period.

Residential mortgage-backed securities were a positive contributor. Our emphasis on well-structured issues, which generally are less sensitive to interest rates than are the pass-through issues which populate the Lehman Brothers US Mortgaged Backed Securities (MBS) Index, helped relative returns as rate volatility increased late in the period.5 However, our overweight position in commercial mortgage-backed issues, which traditionally had contributed positively, detracted from returns.6 This portion of the fund, notwithstanding the high quality of our holdings, was negatively impacted by the fallout from subprime mortgages. Similarly, the finance portion of the fund's holdings within the credit sector, and holdings of hybrid capital securities in particular, detracted from performance late in the period.7

6 "Overweight" means the fund holds a higher weighting in a given sector or security than the benchmark. "Underweight" means the fund holds a lower weighting.
7 The credit sector encompasses corporate bonds. Investment-grade sectors include those bonds rated BBB or above by major rating agencies.

Q: What are your general thoughts on the state of the bond market?

A: We view recent market activity as a recalibration of risk appetites among market participants, as opposed to being driven by economic fundamentals. However, the market, and perhaps the US Federal Reserve Board (the Fed) itself, may view the subprime crisis and its fallout as an inflexion point in monetary policy, one which brings about a re-emphasis on economic growth, as opposed to the inflationary concerns which the Fed has been emphasizing in recent months. The time period required to sort out the subprime housing issue may be somewhat protracted. But dislocations created in other parts of the market may well take less time to realign to more reasonable levels of valuation. In managing the fund, we will seek to exploit compelling longer-term relative value opportunities generated by the near-term chaos. As always, we will focus strongly on relative valuation at the individual security level.

Portfolio Summary

Asset Allocation (As a % of Investment Portfolio excluding Securities Lending Collateral)	7/31/07	1/31/07

Commercial and Non-Agency Mortgage Backed Securites	34%	29%
Corporate Bonds	23%	26%
Collateralized Mortgage Obligations	13%	13%
Government & Agency Obligations	13%	10%
Mortgage Backed Securities Pass-Throughs	9%	9%
Asset Backed	3%	5%
Municipal Bonds and Notes	3%	4%
Cash Equivalents	2%	4%
	100%	100%
Quality (Excludes Securities Lending Collateral)	7/31/07	1/31/07

US Government and Agencies	35%	32%
AAA*	36%	39%
AA	1%	1%
A	8%	7%
BBB	13%	12%
BB	4%	4%
B	2%	3%
Not Rated	1%	2%
	100%	100%
* Category includes cash equivalents.

Asset allocation and quality are subject to change.

The quality ratings represent the lower of Moody's Investors Service, Inc. ("Moody's") or Standard & Poor's Corporation ("S&P") credit ratings. The ratings of Moody's and S&P represent their opinions as to the quality of the securities they rate. Ratings are relative and subjective and are not absolute standards of quality. The Fund's credit quality does not remove market risk.

Effective Maturity (Excludes Cash Equivalents)	7/31/07	1/31/07

Less than 1 year	4%	7%
1-4.99 years	44%	39%
5-9.99 years	40%	40%
Greater than 10 years	12%	14%
	100%	100%

Weighted average effective maturity: 6.89 years and 7.16 years, respectively.

Effective maturity is subject to change.

For more complete details about the Fund's investment portfolio, see page 19. A quarterly Fact Sheet is available upon request. Information concerning portfolio holdings of the Fund as of month end will be posted to www.dws-scudder.com on on or after the last day of the following month. Please see the Account Management Resources section for contact information.

Following the Fund's fiscal first and third quarter-end, a complete portfolio holdings listing is filed with the SEC on Form N-Q. This form will be available on the SEC's Web site at www.sec.gov, and it also may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the SEC's Public Reference Room may be obtained by calling (800) SEC-0330.

Investment Portfolio as of July 31, 2007 (Unaudited)

	Principal Amount ($)(a)	Value ($)

Corporate Bonds 23.2%
Consumer Discretionary 1.6%
Avis Budget Car Rental LLC, 7.625%, 5/15/2014	138,000	132,480
Caesars Entertainment, Inc.:
7.875%, 3/15/2010	805,000	776,825
8.125%, 5/15/2011	535,000	502,900
Comcast Cable Holdings LLC:
9.875%, 6/15/2022	475,000	602,949
10.125%, 4/15/2022	675,000	868,064
Dex Media East LLC/Financial, 12.125%, 11/15/2012	440,000	469,150
Great Canadian Gaming Corp., 144A, 7.25%, 2/15/2015	223,000	214,080
INVISTA, 144A, 9.25%, 5/1/2012	1,044,000	1,075,320
MGM MIRAGE, 6.75%, 9/1/2012	832,000	777,920
Station Casinos, Inc., 6.5%, 2/1/2014	866,000	733,935
TCI Communications, Inc., 8.75%, 8/1/2015	854,000	979,790
Time Warner, Inc., 7.625%, 4/15/2031	1,181,000	1,260,478
Valassis Communications, Inc., 144A, 8.25%, 3/1/2015	404,000	343,400
Viacom, Inc.:
5.75%, 4/30/2011	1,598,000	1,592,428
6.875%, 4/30/2036	549,000	516,274
		10,845,993
Consumer Staples 0.8%
Constellation Brands, Inc.:
7.25%, 9/1/2016	466,000	438,040
144A, 7.25%, 5/15/2017	519,000	485,265
CVS Caremark Corp.:
6.25%, 6/1/2027	1,027,000	979,798
6.302%, 6/1/2037	3,289,000	3,150,336
Dean Foods Co., 7.0%, 6/1/2016	365,000	335,800
		5,389,239
Energy 1.8%
Allis-Chalmers Energy, Inc., 8.5%, 3/1/2017	515,000	493,113
Basic Energy Services, Inc., 7.125%, 4/15/2016	338,000	307,580
Canadian Natural Resources Ltd., 6.5%, 2/15/2037	1,155,000	1,139,148
Dynegy Holdings, Inc., 144A, 7.5%, 6/1/2015	903,000	799,155
Enterprise Products Operating LP, 8.375%, 8/1/2066	1,154,000	1,177,375
Forest Oil Corp., 144A, 7.25%, 6/15/2019	198,000	184,635
GAZ Capital (Gazprom), 144A, 6.212%, 11/22/2016	512,000	485,786
Southern Union Co., 7.2%, 11/1/2066	1,036,000	1,041,380
Tesoro Corp., 6.625%, 11/1/2015	726,000	696,960
TransCanada PipeLines Ltd., 6.35%, 5/15/2067	1,920,000	1,797,074
Valero Energy Corp., 6.625%, 6/15/2037	1,745,000	1,736,887
Williams Partners LP, 7.25%, 2/1/2017	605,000	586,850
XTO Energy, Inc., 6.25%, 8/1/2017	1,750,000	1,770,618
		12,216,561
Financials 11.4%
AES El Salvador Trust, 144A, 6.75%, 2/1/2016	1,700,000	1,678,070
American General Finance Corp., Series J, 5.625%, 8/17/2011	5,335,000	5,364,241
Arch Western Finance, 6.75%, 7/1/2013	642,000	584,220
Axa, 144A, 6.379%, 12/14/2049	1,085,000	927,193
Banco Mercantil del Norte SA, Series A, 144A, 6.135%, 10/13/2016	780,000	776,874
Banque Centrale de Tunisie, 8.25%, 9/19/2027	280,000	336,000
BB&T Capital Trust IV, 6.82%, 6/12/2057	2,645,000	2,560,990
Catlin Insurance Co., Ltd., 144A, 7.249%, 12/1/2049	654,000	600,530
ComEd Financing III, 6.35%, 3/15/2033	753,000	570,872
Corp. Andina de Fomento, 5.75%, 1/12/2017	1,165,000	1,154,594
Discover Financial Services, 144A, 5.89%*, 6/11/2010	1,715,000	1,715,247
Dresdner Funding Trust I, 144A, 8.151%, 6/30/2031	2,535,000	2,904,869
Erac USA Finance Co., 144A, 8.0%, 1/15/2011	2,896,000	3,088,653
ESI Tractebel Acquisition Corp., Series B, 7.99%, 12/30/2011	381,000	390,593
FBL Financial Group, Inc., 5.875%, 3/15/2017	1,400,000	1,345,616
Ford Motor Credit Co. LLC:
7.8%, 6/1/2012	193,000	183,756
8.11%*, 1/13/2012	450,000	429,679
FPL Group Capital, Inc., 6.65%, 6/15/2067	920,000	902,091
GBP Eurobond (Gazprombk), 7.25%, 2/22/2010 RUB	2,400,000	95,656
Glen Meadow Pass-Through, 144A, 6.505%, 2/12/2067	1,880,000	1,916,284
GMAC LLC:
6.625%, 5/15/2012	1,253,000	1,146,381
8.0%, 11/1/2031	139,000	130,532
Goldman Sachs Capital II, 5.793%, 12/29/2049	2,080,000	1,966,053
ICICI Bank Ltd., 144A, 6.375%, 4/30/2022	1,295,000	1,229,252
Kazakhstan Temir Zholy, 7.0%, 5/11/2016	900,000	920,133
Lloyds TSB Group PLC, 144A, 6.267%, 12/31/2049	2,165,000	1,945,421
Mangrove Bay Pass-Through Trust, 144A, 6.102%, 7/15/2033	680,000	666,461
MUFG Capital Finance 1 Ltd., 6.346%, 7/29/2049	4,450,000	4,265,623
Oil Insurance Ltd., 144A, 7.558%, 12/29/2049	4,980,000	5,134,679
PartnerRe Finance II, 6.44%, 12/1/2066	1,838,000	1,688,607
Pennsylvania Mutual Life Insurance Co., 144A, 6.65%, 6/15/2034	1,678,000	1,661,259
Red Arrow International Leasing, 8.375%, 6/30/2012 RUB	13,151,722	531,131
Residential Capital LLC, 6.5%, 6/1/2012	1,376,000	1,248,232
SPI Electricity & Gas Australia Holdings Property Ltd., 144A, 6.15%, 11/15/2013	2,025,000	2,064,433
Standard Chartered PLC, 144A, 7.014%, 12/30/2049	1,700,000	1,532,125
Stoneheath Re, 6.868%, 12/29/2049	2,905,000	2,900,352
SunTrust Preferred Capital I, 5.853%, 12/15/2011	1,692,000	1,663,314
The Goldman Sachs Group, Inc., 5.95%, 1/15/2027 (b)	4,305,000	3,926,199
The Travelers Companies, Inc., 6.25%, 3/15/2037	660,000	620,267
Transatlantic Holdings, Inc., 5.75%, 12/14/2015	479,000	475,204
UDR, Inc., Series E, (REIT), 3.9%, 3/15/2010	770,000	742,291
Union Bank of Switzerland, 5.26%, 8/3/2007	2,194,307	2,194,307
Washington Mutual Preferred Funding III, 144A, 6.895%, 12/31/2049	1,800,000	1,766,560
Wimar Opco LLC, 144A, 9.625%, 12/15/2014	334,000	280,560
Woori Bank, 144A, 6.208%, 5/2/2037	3,485,000	3,275,802
XL Capital Ltd., Series E, 6.5%, 12/31/2049	2,581,000	2,303,284
ZFS Finance USA Trust V, 144A, 6.5%, 5/9/2037	2,000,000	1,872,926
		75,677,416
Health Care 0.2%
Community Health Systems, Inc., 144A, 8.875%, 7/15/2015	565,000	548,756
Quest Diagnostics, Inc., 6.95%, 7/1/2037	802,000	823,443
		1,372,199
Industrials 0.6%
Corrections Corp. of America, 6.25%, 3/15/2013	202,000	190,385
Kansas City Southern de Mexico:
144A, 7.625%, 12/1/2013	259,000	259,000
9.375%, 5/1/2012	892,000	941,060
R.H. Donnelley, Inc., 10.875%, 12/15/2012	165,000	174,075
SemGroup LP, 144A, 8.75%, 11/15/2015	411,000	404,835
TransDigm, Inc., 144A, 7.75%, 7/15/2014	70,000	68,600
Xerox Corp., 6.75%, 2/1/2017	1,515,000	1,538,943
		3,576,898
Information Technology 0.4%
Broadridge Financial Solutions, Inc., 6.125%, 6/1/2017	1,548,000	1,513,610
Seagate Technology HDD Holdings:
6.375%, 10/1/2011	824,000	799,280
6.8%, 10/1/2016	200,000	186,000
		2,498,890
Materials 0.9%
Celulosa Arauco y Constitucion SA, 5.625%, 4/20/2015	2,682,000	2,552,948
Georgia-Pacific Corp., 8.125%, 5/15/2011	1,042,000	1,049,815
Lyondell Chemical Co.:
8.0%, 9/15/2014	201,000	215,070
10.5%, 6/1/2013	160,000	172,800
Momentive Performance Materials, Inc., 144A, 9.75%, 12/1/2014	718,000	689,280
OI European Group BV, 144A, 6.875%, 3/31/2017 EUR	430,000	558,889
Pliant Corp., 11.625%, 6/15/2009 (PIK)	5	5
Sappi Papier Holding AG, 144A, 6.75%, 6/15/2012	265,000	251,580
The Mosaic Co., 144A, 7.375%, 12/1/2014	489,000	486,555
Westlake Chemical Corp., 6.625%, 1/15/2016	112,000	102,480
		6,079,422
Telecommunication Services 0.8%
Axtel SAB de CV, 144A, 7.625%, 2/1/2017	245,000	232,750
Citizens Communications Co., 9.0%, 8/15/2031	641,000	596,130
Embarq Corp., 7.995%, 6/1/2036	281,000	277,491
Nextel Communications, Inc., Series D, 7.375%, 8/1/2015	792,000	768,240
Qwest Corp., 7.625%, 6/15/2015	1,480,000	1,450,400
SK Telecom Co., Ltd., 144A, 6.625%, 7/20/2027	800,000	809,600
Telecom Italia Capital:
4.95%, 9/30/2014	1,077,000	995,684
6.2%, 7/18/2011	320,000	322,752
		5,453,047
Utilities 4.7%
AES Corp.:
144A, 8.75%, 5/15/2013	250,000	263,125
9.5%, 6/1/2009	293,000	298,860
Allegheny Energy Supply Co. LLC, 144A, 8.25%, 4/15/2012	1,187,000	1,243,382
Arizona Public Service Co., 6.875%, 8/1/2036	1,320,000	1,344,939
Baltimore Gas & Electric Co., 144A, 6.35%, 10/1/2036	440,000	432,725
CMS Energy Corp., 8.5%, 4/15/2011	135,000	142,222
Commonwealth Edison Co.:
Series 99, 3.7%, 2/1/2008	865,000	857,241
Series 98, 6.15%, 3/15/2012	1,665,000	1,689,387
6.95%, 7/15/2018	1,570,000	1,542,525
Dominion Resources, Inc.:
Series 06-B, 6.3%, 9/30/2066	1,075,000	1,070,937
7.5%, 6/30/2066	3,055,000	3,139,639
Edison Mission Energy:
144A, 7.0%, 5/15/2017	177,000	159,743
144A, 7.625%, 5/15/2027	322,000	280,945
7.75%, 6/15/2016	898,000	859,835
Energy East Corp.:
6.75%, 6/15/2012	2,505,000	2,631,232
6.75%, 9/15/2033	300,000	312,198
6.75%, 7/15/2036	1,155,000	1,196,090
FPL Energy National Wind, 144A, 5.608%, 3/10/2024	1,806,062	1,752,295
Integrys Energy Group, Inc., 6.11%, 12/1/2066	1,810,000	1,715,717
Intergen NV, 144A, 9.0%, 6/30/2017	445,000	438,325
Mirant Mid Atlantic LLC, Series A, 8.625%, 6/30/2012	364,678	382,912
Nevada Power Co., Series R, 6.75%, 7/1/2037	325,000	318,998
PPL Capital Funding, Inc., Series A, 6.7%, 3/30/2067	2,615,000	2,460,061
PSE&G Energy Holdings LLC, 10.0%, 10/1/2009	177,000	189,760
Regency Energy Partners LP, 144A, 8.375%, 12/15/2013	750,000	772,500
Sierra Pacific Power Co., Series P, 6.75%, 7/1/2037	1,690,000	1,658,787
TXU Corp., 7.48%, 1/1/2017	1,220,946	1,224,852
Wisconsin Energy Corp., Series A, 6.25%, 5/15/2067	3,050,000	2,894,883
		31,274,115
Total Corporate Bonds (Cost $160,055,300)		154,383,780

Asset Backed 2.6%
Home Equity Loans
Bayview Financial Acquistion Trust, "1A1", Series 2006-C, 6.035%, 11/28/2036	4,205,545	4,197,660
Countrywide Asset-Backed Certificates:
"2A3", Series 2005-12, 5.069%, 2/25/2036	3,145,000	3,121,836
"A6", Series 2006-S6, 5.657%, 3/25/2034	3,120,000	3,077,625
Master Asset Backed Securities Trust, "A1B", Series 2005-AB1, 5.143%, 11/25/2035	1,168,152	1,162,086
Renaissance Home Equity Loan Trust:
"AF3", Series 2005-2, 4.499%, 8/25/2035	1,360,000	1,346,982
"AF1", Series 2006-4, 5.545%, 1/25/2037	2,065,539	2,057,419
Residential Asset Mortgage Products, Inc., "AI5", Series 2002-RS3, 5.572%, 6/25/2032	2,346,773	2,335,725
Total Asset Backed (Cost $17,382,238)		17,299,333

Commercial and Non-Agency Mortgage-Backed Securities 34.1%
Adjustable Rate Mortgage Trust, "1A4", Series 2006-2, 5.762%*, 5/25/2036	3,190,000	3,204,612
Banc of America Commercial Mortgage, Inc.:
"A4", Series 2005-5, 5.115%, 10/10/2045	5,120,000	4,876,729
"A2", Series 2007-2, 5.634%, 4/10/2049	2,270,000	2,264,581
"A2", Series 2007-3, 5.838%, 6/10/2049	1,830,000	1,832,859
Banc of America Funding Corp., "2A1", Series 2006-E, 5.835%*, 6/20/2036	3,019,666	3,032,161
Bank of America Commercial Mortgage Pass-Through Certificates, "H", 144A, 5.84%*, 6/10/2049	1,875,000	1,650,000
Bear Stearns Adjustable Rate Mortgage Trust:
"A1", Series 2006-1, 4.625%*, 2/25/2036	7,471,734	7,306,625
"2A1", Series 2006-4, 5.815%*, 10/25/2036	2,608,075	2,616,015
Bear Stearns Commercial Mortgage Securities, Inc.:
"A2", Series 2007-PW16, 5.661%*, 6/11/2040	5,150,000	5,157,255
"AAB", Series 2007-PW16, 5.713%*, 6/11/2040	3,725,000	3,704,164
Chase Mortgage Finance Corp.:
"3A1", Series 2005-A1, 5.27%*, 12/25/2035	5,164,077	5,123,037
"A10", Series 2007-S1, 6.0%, 2/25/2037	5,085,000	5,105,505
Citicorp Mortgage Securities, Inc., "1A1", Series 2004-8, 5.5%, 10/25/2034	2,244,444	2,234,157
Citigroup Mortgage Loan Trust, Inc.:
"2A1", Series 2006-AR1, 4.7%*, 3/25/2036	4,473,945	4,403,153
"1A1", Series 2006-AR1, 4.9%*, 10/25/2035	1,478,489	1,459,974
"1A2", Series 2006-AR2, 5.54%*, 3/25/2036	2,656,757	2,654,670
"1CB2", Series 2004-NCM2, 6.75%, 8/25/2034	2,924,463	2,954,164
Countrywide Alternative Loan Trust:
"2A2", Series 2004-18CB, 5.125%, 9/25/2034	2,090,302	2,079,656
"1A5", Series 2003-J1, 5.25%, 10/25/2033	1,810,221	1,795,666
"1A15", Series 2005-J10, 5.5%, 10/25/2035	3,295,899	3,267,059
"1A1", Series 2004-J1, 6.0%, 2/25/2034	303,700	302,379
"7A1", Series 2004-J2, 6.0%, 12/25/2033	832,057	820,097
Countrywide Home Loans, "A6", Series 2003-57, 5.5%, 1/25/2034	622,682	620,389
Credit Suisse Mortgage Capital Certificates, "3A1", Series 2006-9, 6.0%, 11/25/2036	4,798,620	4,723,641
First Horizon Mortgage Pass-Through Trust, "1A1", Series 2007-AR1, 5.862%*, 5/25/2037	3,493,693	3,503,669
GE Capital Commercial Mortgage Corporation:
"A2", Series 2007-C1, 5.417%, 12/10/2049	980,000	968,890
"A4", Series 2007-C1, 5.543%, 12/10/2049	655,000	633,742
GMAC Mortgage Corp. Loan Trust:
"A15", Series 2004-J1, 5.25%, 4/25/2034	1,608,582	1,597,877
"4A1", Series 2005-AR6, 5.46%*, 11/19/2035	2,892,106	2,849,144
"A1", Series 2006-J1, 5.75%, 4/25/2036	6,127,684	6,117,173
GS Mortgage Securities Corp. II:
"A2", Series 2006-GG8, 5.479%, 11/10/2039	3,440,000	3,425,672
"A2", Series 2007-GG10, 5.778%, 8/10/2045	5,080,000	5,080,864
"C", Series 1998-C1, 6.91%, 10/18/2030	3,255,000	3,289,737
GSR Mortgage Loan Trust:
"2A4", Series 2006-AR1, 5.181%*, 1/25/2036	5,145,000	5,098,077
"2A1", Series 2007-AR1, 6.015%*, 3/25/2037	1,864,895	1,875,858
Indymac Inda Mortgage Loan Trust, "1A1", Series 2007-AR3, 5.981%*, 7/25/2037	5,423,228	5,452,609
Indymac Indx Mortgage Loan Trust, "3A1", Series 2006-AR33, 5.796%*, 1/25/2037	1,612,621	1,614,862
JPMorgan Chase Commercial Mortgage Securities Corp.:
"A4", Series 2006-CB17, 5.429%, 12/12/2043	3,405,000	3,282,184
"A4", Series 2006-LDP6, 5.475%, 4/15/2043	3,510,000	3,406,659
"ASB", Series 2007-CB19, 5.73%*, 2/12/2049	3,090,000	3,076,328
"H", Series 2007-LD11, 144A, 6.007%, 6/15/2049	2,910,000	2,710,403
"K", Series 2007-LD11, 144A, 6.007%, 6/15/2049	3,380,000	2,908,389
JPMorgan Mortgage Trust:
"6A1", Series 2007-A1, 4.78%*, 7/25/2035	5,242,612	5,163,327
"2A4", Series 2006-A2, 5.76%*, 4/25/2036	4,085,000	4,076,279
Master Alternative Loans Trust:
"5A1", Series 2005-1, 5.5%, 1/25/2020	6,122,485	6,043,339
"5A1", Series 2005-2, 6.5%, 12/25/2034	763,707	765,258
Master Asset Securitization Trust, "2A7", Series 2003-9, 5.5%, 10/25/2033	2,661,429	2,546,239
Merrill Lynch Mortgage Investors Trust, "A2", Series 2005-A5, 4.566%, 6/25/2035	465,000	455,771
Merrill Lynch/Countrywide Commercial Mortgage Trust, "ASB", Series 2007-5, 5.362%, 8/12/2048	3,075,000	2,980,230
Morgan Stanley Capital I, "AAB", Series 2007-IQ14, 5.654%, 4/15/2049	3,465,000	3,414,799
Mortgage Capital Funding, Inc., "A2", Series 1998-MC3, 6.337%, 11/18/2031	1,666,064	1,668,075
Residential Accredit Loans, Inc., "CB", Series 2004-QS2, 5.75%, 2/25/2034	3,483,553	3,368,160
Sequoia Mortgage Trust, "2A1", Series 2007-1, 5.828%*, 2/20/2047	4,721,807	4,734,482
Structured Adjustable Rate Mortgage Loan Trust, "2A1", Series 2006-1, 5.62%*, 2/25/2036	2,730,553	2,729,316
Structured Asset Securities Corp., "4A1", Series 2005-6, 5.0%, 5/25/2035	859,346	799,998
TIAA Real Estate CDO Ltd., "A4", Series 2001-C1A, 144A, 6.68%, 6/19/2031	5,400,000	5,498,916
Wachovia Bank Commercial Mortgage Trust:
"A2", Series 2007-C31, 5.421%, 4/15/2047	3,390,000	3,346,096
"A1", Series 2007-C32, 5.686%, 6/15/2049	4,569,020	4,579,781
Wachovia Mortgage Loan Trust LLC, "3A1", Series 2005-B, 5.157%*, 10/20/2035	5,338,386	5,289,387
Washington Mutual Mortgage Pass-Through Certificates Trust:
"1A1", Series 2006-AR18, 5.351%*, 1/25/2037	4,032,039	4,002,469
"4A1", Series 2007-HY3, 5.353%*, 3/25/2037	3,119,091	3,106,332
"1A1", Series 2007-HY4, 5.565%*, 4/25/2037	4,963,946	4,947,650
"1A1", Series 2007-HY2, 5.635%*, 12/25/2036	4,756,560	4,753,881
Wells Fargo Mortgage Backed Securities Trust:
"B1", Series 2005-AR12, 4.325%*, 7/25/2035	3,488,450	3,392,006
"2A5", Series 2006-AR2, 5.089%*, 3/25/2036	9,884,984	9,817,236
"A1", Series 2006-3, 5.5%, 3/25/2036	3,056,534	3,034,570
"2A5", Series 2006-AR1, 5.553%*, 3/25/2036	3,340,000	3,267,595
"1A3", Series 2006-6, 5.75%, 5/25/2036	3,124,395	3,118,588
Total Commercial and Non-Agency Mortgage-Backed Securities (Cost $228,095,574)		226,980,465

Collateralized Mortgage Obligations 13.1%
Fannie Mae Whole Loan, "1A1", Series 2004-W15, 6.0%, 8/25/2044	2,394,753	2,406,753
Federal Home Loan Mortgage Corp.:
"JG", Series 2937, 5.0%, 8/15/2033	7,240,000	6,853,059
"OG", Series 2889, 5.0%, 5/15/2033	7,102,000	6,747,976
"PB", Series 2893, 5.0%, 12/15/2027	3,800,000	3,749,508
"PD", Series 2844, 5.0%, 12/15/2032	5,420,000	5,152,050
"PE", Series 2898, 5.0%, 5/15/2033	3,440,000	3,264,136
"PG", Series 2734, 5.0%, 7/15/2032	6,738,000	6,424,373
"QE", Series 2991, 5.0%, 8/15/2034	5,609,000	5,310,002
"TK", Series 2693, 5.0%, 8/15/2027	5,412,000	5,386,685
"UE", Series 2764, 5.0%, 10/15/2032	6,133,000	5,850,905
"UE", Series 2911, 5.0%, 6/15/2033	3,585,000	3,400,113
"CH", Series 2390, 5.5%, 12/15/2016	2,272,000	2,272,795
"PE", Series 2522, 5.5%, 3/15/2022	11,050,000	10,956,483
Federal National Mortgage Association:
"C", Series 2002-M2, 4.717%, 8/25/2012	8,713,836	8,497,231
"OG", Series 2001-69, 5.5%, 12/25/2016	2,005,750	1,998,305
"PG", Series 2002-3, 5.5%, 2/25/2017	3,750,000	3,735,599
"QC", Series 2002-11, 5.5%, 3/25/2017	4,144,972	4,134,055
"VD", Series 2002-56, 6.0%, 4/25/2020	34,433	34,344
"ZQ", Series G92-9, 7.0%, 12/25/2021	552,503	555,110
Total Collateralized Mortgage Obligations (Cost $88,639,774)		86,729,482

Mortgage Backed Securities Pass-Throughs 8.9%
Federal Home Loan Mortgage Corp., 5.5%, 9/1/2034 (c)	7,795,000	7,530,396
Federal National Mortgage Association:
4.5%, with various maturities from 5/1/2019 until 8/1/2033	8,166,877	7,551,888
5.0%, with various maturities from 8/1/2020 until 3/1/2034	9,776,373	9,265,634
5.5%, with various maturities from 12/1/2024 until 3/1/2037 (c)	17,989,017	17,453,568
6.0%, 9/1/2036	3,674,335	3,643,477
6.5%, with various maturities from 9/1/2016 until 4/1/2037	13,246,765	13,400,231
8.0%, 9/1/2015	531,491	558,764
Total Mortgage Backed Securities Pass-Throughs (Cost $60,487,614)		59,403,958

Government & Agency Obligations 12.6%
Sovereign Bonds 2.7%
Aries Vermogensverwaltung GmbH, Series B, REG S, 7.75%, 10/25/2009 EUR	250,000	363,576
Dominican Republic, Series REG S, 8.625%, 4/20/2027	110,000	125,400
Government of Indonesia:
Series FR-43, 10.25%, 7/15/2022 IDR	3,350,000,000	373,312
Series FR-23, 11.0%, 12/15/2012 IDR	400,000,000	47,213
Series FR-26, 11.0%, 10/15/2014 IDR	2,696,000,000	322,509
Series FR-33, 12.5%, 3/15/2013 IDR	2,000,000,000	250,846
Government of Malaysia, Series 1/04, 4.305%, 2/27/2009 MYR	2,650,000	776,953
Government of Ukraine:
Series REG S, 6.385%, 6/26/2012	670,000	664,975
Series REG S, 6.58%, 11/21/2016	850,000	816,000
Series REG S, 7.65%, 6/11/2013	300,000	313,014
Islamic Republic of Pakistan, Series REG S, 6.875%, 6/1/2017	1,360,000	1,156,000
Mexican Bonds:
Series M-20, 8.0%, 12/7/2023 MXN	3,220,000	301,087
Series M, 9.0%, 12/22/2011 MXN	6,850,000	654,484
Series M-20, 10.0%, 12/5/2024 MXN	2,710,000	300,683
Nota Do Tesouro Nacional, 10.0%, 1/1/2017 BRL	2,590,000	1,284,754
Republic of Argentina, Series X, 7.0%, 4/17/2017	1,890,000	1,506,855
Republic of Colombia, 7.375%, 9/18/2037	170,000	181,050
Republic of Egypt:
Series REG S, 8.75%, 7/18/2012 EGP	3,000,000	538,962
9.1%, 7/12/2010 EGP	1,350,000	239,842
9.1%, 9/20/2012 EGP	850,000	156,091
9.35%, 8/16/2010 EGP	300,000	53,651
Republic of El Salvador, Series REG S, 7.65%, 6/15/2035	480,000	532,800
Republic of Panama:
6.7%, 1/26/2036	310,000	306,900
7.125%, 1/29/2026	830,000	867,350
Republic of Peru:
Series REG S, 6.9%, 8/12/2037 PEN	1,370,000	435,174
8.2%, 8/12/2026 PEN	3,350,000	1,230,718
Republic of Serbia, Series REG S, Step-up Coupon, 3.75% to 11/1/2009, 6.75% to 11/1/2024	190,000	174,800
Republic of Turkey:
6.875%, 3/17/2036	490,000	455,700
Series CPI, 10.0%, 2/15/2012 TRY	800,000	696,325
15.0%, 2/10/2010 TRY	380,000	283,744
16.0%, 3/7/2012 TRY	850,000	655,002
Republic of Venezuela:
7.65%, 4/21/2025	240,000	218,400
9.25%, 9/15/2027	705,000	740,250
Russian Federation, Series REG S, 7.5%, 3/31/2030	180,000	196,596
State of Qatar, Series REG S, 9.75%, 6/15/2030	410,000	584,250
		17,805,266
US Treasury Obligations 9.9%
US Treasury Bonds:
4.75%, 2/15/2037	2,640,000	2,569,876
6.0%, 2/15/2026	21,233,000	23,724,565
6.875%, 8/15/2025	470,000	572,703
US Treasury Inflation Indexed Note, 2.0%, 1/15/2014	16,855,454	16,376,119
US Treasury Notes:
4.0%, 2/15/2015	1,975,000	1,882,730
4.625%, 12/31/2011	4,579,000	4,584,009
4.625%, 2/29/2012	15,849,000	15,866,339
		65,576,341
Total Government & Agency Obligations (Cost $85,477,579)		83,381,607

Municipal Bonds and Notes 3.3%
Chicago, IL, O'Hare International Airport Revenue, Series C, 5.053%, 1/1/2011 (d)	495,000	494,178
Detroit, MI, Capital Improvement, Series A-1, 4.96%, 4/1/2020 (d)	3,325,000	3,109,174
Jicarilla, NM, Sales & Special Tax Revenue, Apache Nation Revenue, 144A, 5.2%, 12/1/2013	3,555,000	3,500,929
La Quinta, CA, Redevelopment Agency Tax Allocation, Redevelopment Project Area No. 1, 6.24%, 9/1/2023 (d)	390,000	401,306
South Portland, ME, State General Obligation, 5.1%, 3/1/2017 (d)	1,890,000	1,838,157
Union City, CA, Taxable Pension Obligation, 5.36%, 7/1/2014 (d)	3,620,000	3,613,195
Union County, NJ, Improvement Authority, Student Loan Revenue, 5.29%, 4/1/2018 (d)	4,245,000	4,161,034
Virgin Islands, Port Authority Marine Revenue, Series B, 5.08%, 9/1/2013 (d)	3,600,000	3,581,064
Washington, State Economic Development Finance Authority Revenue, CSC Tacoma LLC Project, Series A, 3.8%, 10/1/2011 (d)	1,335,000	1,268,831
Total Municipal Bonds and Notes (Cost $22,333,981)		21,967,868
	Shares	Value ($)

Preferred Stocks 0.2%
Arch Capital Group Ltd., 8.0%	13,089	339,088
Delphi Financial Group, Inc. 7.376%	56,600	1,259,350
Ford Motor Credit Co. LLC 7.375%	500	9,890
Total Preferred Stocks (Cost $1,756,567)		1,608,328
	Principal Amount ($)(a)	Value ($)

Time Deposit 0.3%
Dexia Banque Internationale a Luxembourg SA, 5.27%, 8/2/2007 (Cost $2,210,486)	2,210,486	2,210,486
	Shares	Value ($)

Securities Lending Collateral 0.4%
Daily Assets Fund Institutional, 5.36% (e) (f) (Cost $2,760,000)	2,760,000	2,760,000

Cash Equivalents 1.7%
Cash Management QP Trust, 5.35% (e) (Cost $10,955,544)	10,955,544	10,955,544
	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $680,154,657)+	100.4	667,680,851
Other Assets and Liabilities, Net	(0.4)	(2,584,554)
Net Assets	100.0	665,096,297
* Floating rate notes are securities whose yields vary with a designated market index or market rate, such as the coupon-equivalent of the US Treasury Bill rate. These securities are shown at their current rate as of July 31, 2007.
+ The cost for federal income tax purposes was $681,426,911. At July 31, 2007, net unrealized depreciation for all securities based on tax cost was $13,746,060. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $1,680,969 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $15,427,029.
(a) Principal amount stated in US dollars unless otherwise noted.
(b) All or a portion of these securities were on loan (see Notes to Financial Statements). The value of all securities loaned at July 31, 2007 amounted to $2,743,961 which is 0.4% of net assets.
(c) Mortgage dollar rolls included.

The accompanying notes are an integral part of the financial statements.

(d) Bond is insured by one of these companies:
Insurance Coverage	As a % of Total Investment Portfolio
Ambac Financial Group	0.5
Financial Security Assurance, Inc.	1.2
MBIA Corp.	1.1
(e) Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(f) Represents collateral held in connection with securities lending.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

PIK: Denotes that all or a portion of the income is paid in kind.

REIT: Real Estate Investment Trust

Included in the portfolio are investments in mortgage or asset-backed securities which are interests in separate pools of mortgages or assets. Effective maturities of these investments may be shorter than stated maturities due to prepayments. Some separate investments in the Federal National Mortgage Association issues which have similar coupon rates have been aggregated for presentation purposes in this investment portfolio.

As of July 31, 2007, the Fund had the following open forward foreign currency exchange contracts:

Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Appreciation ($)
EUR	825,000	USD	1,137,840	9/11/2007	7,507
EUR	4,186	USD	5,774	9/11/2007	39
CAD	1,646,000	USD	1,578,723	10/24/2007	33,311
USD	1,843,468	CNY	13,779,000	10/24/2007	4,634
USD	689,411	CNY	5,153,000	10/24/2007	1,733
EUR	210,000	USD	290,220	10/24/2007	2,163
EUR	582,378	NOK	4,681,000	10/24/2007	3,133
GBP	817,000	USD	1,671,582	10/24/2007	14,438
IDR	3,170,000,000	USD	344,828	10/24/2007	2,299
USD	1,761,437	JPY	212,070,000	10/24/2007	48,205
USD	891,529	JPY	106,770,000	10/24/2007	19,564
NZD	1,037,249	JPY	97,100,000	10/24/2007	22,868
JPY	100,388,320	NZD	1,136,000	10/24/2007	13,198
MXN	6,901,000	USD	637,741	10/24/2007	12,555
EUR	582,378	NOK	4,681,000	10/24/2007	1,896
NZD	3,518,000	USD	2,763,055	10/24/2007	101,874
NZD	1,037,249	JPY	97,100,000	10/24/2007	21,085
USD	899,604	SGD	1,356,000	10/24/2007	804
TRY	1,881,000	USD	1,464,953	10/24/2007	41,155
ZAR	260,000	USD	37,482	10/24/2007	1,558
Total unrealized appreciation					354,019

The accompanying notes are an integral part of the financial statements.

Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Depreciation ($)
USD	7,983	EUR	5,828	8/3/2007	(12)
USD	848,203	AUD	974,000	10/24/2007	(20,383)
BRL	1,118,000	USD	581,686	10/24/2007	(4,161)
USD	1,762,126	CHF	2,101,000	10/24/2007	(2,786)
USD	867,726	EUR	628,000	10/24/2007	(6,300)
JPY	102,980,000	USD	872,878	10/24/2007	(5,874)
USD	952,993	NOK	5,445,000	10/24/2007	(17,913)
USD	874,684	NZD	1,142,000	10/24/2007	(10,822)
JPY	100,388,320	NZD	1,136,000	10/24/2007	(10,511)
USD	699,359	TRY	917,000	10/24/2007	(5,248)
USD	302,940	UAH	1,520,000	10/24/2007	(576)
Total unrealized depreciation					(84,586)
Currency Abbreviations
AUD Australian Dollar
BRL Brazilian Real
CAD Canadian Dollar
CHF Swiss Franc
CNY Yuan Renminbi
EGP Egyptian Pound
EUR Euro
IDR Indonesian Rupiah
GBP Great British Pound
JPY Japanese Yen
MXN Mexican Peso
MYR Malaysian Ringgit
NOK Norwegian Krone
NZD New Zealend Dollar
PEN Peruvian Nouveau Sol
RUB Russian Ruble
TRY Turkish Lira
UAH Ukraine Hryvna
USD United States Dollar
ZAR South African Rand

The accompanying notes are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities as of July 31, 2007 (Unaudited)
Assets
Investments: Investments in securities, at value (cost $666,439,113) including $2,743,961 of securities loaned	$ 653,965,307
Investment in Daily Assets Fund Institutional (cost $2,760,000)*	2,760,000
Investment in Cash Management QP Trust (cost $10,955,544)	10,955,544
Total investments, at value (cost $680,154,657)	667,680,851
Cash	26,128
Foreign currency, at value (cost $1,400,601)	1,371,041
Receivable for investments sold	3,681,189
Dividends receivable	30,348
Interest receivable	5,918,235
Receivable for Fund shares sold	2,295,569
Unrealized appreciation on forward foreign currency exchange contracts	354,019
Net receivable on closed forward currency exchange contracts	21,257
Foreign taxes recoverable	4,750
Other assets	45,875
Total assets	681,429,262
Liabilities
Payable for investments purchased	2,229,280
Payable for investments purchased — mortgage dollar rolls	8,998,037
Payable upon return of securities loaned	2,760,000
Unrealized depreciation on forward foreign currency exchange contracts	84,586
Payable for Fund shares redeemed	1,476,633
Accrued management fee	250,431
Other accrued expenses and liabilities	533,998
Total liabilities	16,332,965
Net assets, at value	$ 665,096,297
Net Assets Consist of
Undistributed net investment income	1,838,237
Net unrealized appreciation (depreciation) on: Investments	(12,473,806)
Foreign currency	257,247
Accumulated net realized gain (loss)	(85,192,258)
Paid-in capital	760,666,877
Net assets, at value	$ 665,096,297
* Represents collateral on securities loaned.

The accompanying notes are an integral part of the financial statements.

Statement of Assets and Liabilities as of July 31, 2007 (Unaudited) (continued)
Net Asset Value
Class A Net Asset Value and redemption price(a) per share ($197,956,055 ÷ 15,926,632 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)	$ 12.43
Maximum offering price per share (100 ÷ 95.5 of $12.43)	$ 13.02
Class B Net Asset Value offering and redemption price(a) per share ($8,488,450 ÷ 682,497 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)	$ 12.44
Class C Net Asset Value offering and redemption price(a) per share ($12,489,647 ÷ 1,004,856 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)	$ 12.43
Class S Net Asset Value offering and redemption price(a) per share ($424,202,134 ÷ 34,136,433 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)	$ 12.43

Institutional Class

Net Asset Value offering and redemption price(a) per share ($21,960,011 ÷ 1,771,590 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)
$ 12.40
(a) Redemption price per share for shares held less than 15 days is equal to net asset value less a 2% redemption fee.

The accompanying notes are an integral part of the financial statements.

Statement of Operations for the six months ended July 31, 2007 (Unaudited)
Investment Income
Income: Interest (net of foreign taxes withheld of $12,522)	$ 18,019,173
Dividends	44,053
Interest — Cash Management QP Trust	800,641
Securities lending income, including income from Daily Assets Fund Institutional, net of borrower rebates	27,358
Total Income	18,891,225
Expenses: Management fee	1,515,401
Administration fee	339,818
Distribution service fees	355,559
Services to shareholders	569,726
Custodian fee	13,041
Auditing	47,853
Legal	11,307
Trustees' fees and expenses	14,484
Reports to shareholders	110,902
Registration fees	32,890
Other	23,091
Total expenses before expense reductions	3,034,072
Expense reductions	(67,335)
Total expenses after expense reductions	2,966,737
Net investment income	15,924,488
Realized and Unrealized Gain (Loss)
Net realized gain (loss) from: Investments	(77,893)
Foreign currency	(1,248,572)
(1,326,465)
Change in net unrealized appreciation (depreciation) on: Investments	(7,755,333)
Foreign currency	183,255
(7,572,078)
Net gain (loss)	(8,898,543)
Net increase (decrease) in net assets resulting from operations	$ 7,025,945

The accompanying notes are an integral part of the financial statements.

Statement of Changes in Net Assets
Increase (Decrease) in Net Assets	Six Months Ended July 31, 2007 (Unaudited)	Year Ended January 31, 2007
Operations: Net investment income	$ 15,924,488	$ 32,716,490
Net realized gain (loss)	(1,326,465)	(7,746,257)
Change in net unrealized appreciation (depreciation)	(7,572,078)	4,427,317
Net increase (decrease) in net assets resulting from operations	7,025,945	29,397,550
Distributions to shareholders from: Net investment income: Class A	(4,817,486)	(10,545,869)
Class B	(186,708)	(547,565)
Class C	(244,117)	(526,034)
Class AARP	—	(2,757,764)
Class S	(10,641,626)	(20,384,014)
Institutional Class	(459,020)	(17,783)
Fund share transactions: Proceeds from shares sold	65,208,686	62,801,030
Reinvestment of distributions	12,993,228	27,295,264
Cost of shares redeemed	(83,741,200)	(178,451,590)
Redemption fees	695	5,866
Net increase (decrease) in net assets from Fund share transactions	(5,538,591)	(88,349,430)
Increase (decrease) in net assets	(14,861,603)	(93,730,909)
Net assets at beginning of period	679,957,900	773,688,809
Net assets at end of period (including undistributed net investment income of $1,838,237 and $2,262,706, respectively)	$ 665,096,297	$ 679,957,900

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Class A Years Ended January 31,	2007[a]	2007	2006	2005	2004	2003
Selected Per Share Data
Net asset value, beginning of period	$ 12.60	$ 12.68	$ 13.04	$ 12.97	$ 12.76	$ 12.51
Income (loss) from investment operations: Net investment income[b]	.29	.56	.49	.50	.44	.56
Net realized and unrealized gain (loss)	(.17)	(.04)	(.26)	.12	.26	.29
Total from investment operations	.12	.52	.23	.62	.70	.85
Less distributions from: Net investment income	(.29)	(.60)	(.59)	(.55)	(.49)	(.60)
Redemption fees	.00***	.00***	.00***	—	—	—
Net asset value, end of period	$ 12.43	$ 12.60	$ 12.68	$ 13.04	$ 12.97	$ 12.76
Total Return (%)[c]	.98**	4.20	1.78	4.90	5.57	7.03
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	198	212	240	263	283	301
Ratio of expenses (%)	1.01*	1.06	1.02	1.01	1.07	1.07
Ratio of net investment income (%)	4.60*	4.44	3.82	3.87	3.47	4.46
Portfolio turnover rate (%)[d]	71**	150	184	156	210	235
[a] For the six months ended July 31, 2007 (Unaudited).
[b] Based on average shares outstanding during the period.
[c] Total return does not reflect the effect of any sales charges.
[d] The portfolio turnover rate including mortgage dollar roll transactions was 88%** for the period ended July 31, 2007 and 151%, 196%, 190%, 248% and 259% for the years ended January 31, 2007, 2006, 2005, 2004 and 2003, respectively.
* Annualized
** Not annualized
*** Amount is less than $.005.

Class B Years Ended January 31,	2007[a]	2007	2006	2005	2004	2003
Selected Per Share Data
Net asset value, beginning of period	$ 12.61	$ 12.68	$ 13.04	$ 12.97	$ 12.76	$ 12.51
Income (loss) from investment operations: Net investment income[b]	.24	.46	.38	.39	.35	.47
Net realized and unrealized gain (loss)	(.17)	(.04)	(.27)	.12	.25	.29
Total from investment operations	.07	.42	.11	.51	.60	.76
Less distributions from: Net investment income	(.24)	(.49)	(.47)	(.44)	(.39)	(.51)
Redemption fees	.00***	.00***	.00***	—	—	—
Net asset value, end of period	$ 12.44	$ 12.61	$ 12.68	$ 13.04	$ 12.97	$ 12.76
Total Return (%)[c]	.57d**	3.38[d]	.88[d]	3.95[d]	4.86	6.22
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	8	12	17	29	47	65
Ratio of expenses before expense reductions (%)	1.82*	2.09	2.02	1.93	1.83	1.83
Ratio of expenses after expense reductions (%)	1.80*	1.86	1.90	1.88	1.83	1.83
Ratio of net investment income (%)	3.81*	3.64	2.94	3.00	2.71	3.70
Portfolio turnover rate (%)[e]	71**	150	184	156	210	235
[a] For the six months ended July 31, 2007 (Unaudited).
[b] Based on average shares outstanding during the period.
[c] Total return does not reflect the effect of any sales charges.
[d] Total return would have been lower had certain expenses not been reduced.
[e] The portfolio turnover rate including mortgage dollar roll transactions was 88%** for the period ended July 31, 2007 and 151%, 196%, 190%, 248% and 259% for the years ended January 31, 2007, 2006, 2005, 2004 and 2003, respectively.
* Annualized
** Not annualized
*** Amount is less than $.005.

Class C Years Ended January 31,	2007[a]	2007	2006	2005	2004	2003
Selected Per Share Data
Net asset value, beginning of period	$ 12.60	$ 12.67	$ 13.03	$ 12.97	$ 12.76	$ 12.51
Income (loss) from investment operations: Net investment income[b]	.24	.46	.38	.39	.36	.48
Net realized and unrealized gain (loss)	(.17)	(.04)	(.27)	.12	.25	.29
Total from investment operations	.07	.42	.11	.51	.61	.77
Less distributions from: Net investment income	(.24)	(.49)	(.47)	(.45)	(.40)	(.52)
Redemption fees	.00***	.00***	.00***	—	—	—
Net asset value, end of period	$ 12.43	$ 12.60	$ 12.67	$ 13.03	$ 12.97	$ 12.76
Total Return (%)[c]	.58**	3.39[d]	.89	4.01[d]	4.88	6.33
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	12	13	15	16	19	22
Ratio of expenses before expense reductions (%)	1.78*	1.89	1.89	1.88	1.73	1.73
Ratio of expenses after expense reductions (%)	1.78*	1.86	1.89	1.86	1.73	1.73
Ratio of net investment income (%)	3.83*	3.64	2.95	3.02	2.81	3.80
Portfolio turnover rate (%)[e]	71**	150	184	156	210	235
[a] For the six months ended July 31, 2007 (Unaudited).
[b] Based on average shares outstanding during the period.
[c] Total return does not reflect the effect of any sales charges.
[d] Total return would have been lower had certain expenses not been reduced.
[e] The portfolio turnover rate including mortgage dollar roll transactions was 88%** for the period ended July 31, 2007 and 151%, 196%, 190%, 248% and 259% for the years ended January 31, 2007, 2006, 2005, 2004 and 2003, respectively.
* Annualized
** Not annualized
*** Amount is less than $.005.

Class S Years Ended January 31,	2007[a]	2007	2006	2005	2004	2003
Selected Per Share Data
Net asset value, beginning of period	$ 12.60	$ 12.68	$ 13.04	$ 12.97	$ 12.76	$ 12.51
Income (loss) from investment operations: Net investment income[b]	.30	.59	.52	.52	.47	.59
Net realized and unrealized gain (loss)	(.16)	(.04)	(.27)	.12	.26	.29
Total from investment operations	.14	.55	.25	.64	.73	.88
Less distributions from: Net investment income	(.31)	(.63)	(.61)	(.57)	(.52)	(.63)
Redemption fees	.00***	.00***	.00***	—	—	—
Net asset value, end of period	$ 12.43	$ 12.60	$ 12.68	$ 13.04	$ 12.97	$ 12.76
Total Return (%)	1.09[c]**	4.45[c]	1.98	5.10[c]	5.82	7.29
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	424	442	352	374	408	469
Ratio of expenses before expense reductions (%)	.79*	.85	.81	.85	.83	.83
Ratio of expenses after expense reductions (%)	.76*	.82	.81	.84	.83	.83
Ratio of net investment income (%)	4.85*	4.68	4.03	4.04	3.71	4.70
Portfolio turnover rate (%)[d]	71**	150	184	156	210	235
[a] For the six months ended July 31, 2007 (Unaudited).
[b] Based on average shares outstanding during the period.
[c] Total returns would have been lower had certain expenses not been reduced.
[d] The portfolio turnover rate including mortgage dollar roll transactions was 88%** for the period ended July 31, 2007 and 151%, 196%, 190%, 248% and 259% for the years ended January 31, 2007, 2006, 2005, 2004 and 2003, respectively.
* Annualized
** Not annualized
*** Amount is less than $.005.

Institutional Class Years Ended January 31,	2007[a]	2007	2006	2005	2004	2003
Selected Per Share Data
Net asset value, beginning of period	$ 12.57	$ 12.66	$ 13.01	$ 12.97	$ 12.76	$ 12.52
Income (loss) from investment operations: Net investment income[b]	.31	.59	.53	.54	.50	.62
Net realized and unrealized gain (loss)	(.17)	(.04)	(.25)	.11	.25	.28
Total from investment operations	.14	.55	.28	.65	.75	.90
Less distributions from: Net investment income	(.31)	(.64)	(.63)	(.61)	(.54)	(.66)
Redemption fees	.00***	.00***	.00***	—	—	—
Net asset value, end of period	$ 12.40	$ 12.57	$ 12.66	$ 13.01	$ 12.97	$ 12.76
Total Return (%)	1.13**	4.46	2.13	5.22	6.03	7.33
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	22.3		.4	9.6		13
Ratio of expenses (%)	.65*	.76	.68	.66	.62	.63
Ratio of net investment income (%)	4.96*	4.74	4.16	4.22	3.92	4.90
Portfolio turnover rate (%)[c]	71**	150	184	156	210	235
[a] For the six months ended July 31, 2007 (Unaudited).
[b] Based on average shares outstanding during the period.
[c] The portfolio turnover rate including mortgage dollar roll transactions was 88%** for the period ended July 31, 2007 and 151%, 196%, 190%, 248% and 259% for the years ended January 31, 2007, 2006, 2005, 2004 and 2003, respectively.
* Annualized
** Not annualized
*** Amount is less than $.005.

Notes to Financial Statements (Unaudited)

A. Significant Accounting Policies

DWS Core Plus Income Fund (the "Fund") is a diversified series of DWS Portfolio Trust (the "Trust") which is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company organized as a Massachusetts business trust.

The Fund offers multiple classes of shares which provide investors with different purchase options. Class A shares are offered to investors subject to an initial sales charge. Class B shares are offered to investors without an initial sales charge but are subject to higher ongoing expenses than Class A shares and a contingent deferred sales charge payable upon certain redemptions. Class B shares automatically convert to Class A shares six years after issuance. Class C shares are offered to investors without an initial sales charge but are subject to higher ongoing expenses than Class A shares and a contingent deferred sales charge payable upon certain redemptions within one year of purchase. Class C shares do not convert into another class. Institutional Class shares are offered to a limited group of investors, are not subject to initial or contingent deferred sales charges and have lower ongoing expenses than other classes. Class S shares are not subject to initial or contingent deferred sales charges and are generally not available to new investors except under certain circumstances.

Investment income, realized and unrealized gains and losses, and certain fund-level expenses and expense reductions, if any, are borne pro rata on the basis of relative net assets by the holders of all classes of shares, except that each class bears certain expenses unique to that class such as distribution service fees, services to shareholders and certain other class-specific expenses. Differences in class-level expenses may result in payment of different per share dividends by class. All shares of the Fund have equal rights with respect to voting subject to class-specific arrangements.

The Fund's financial statements are prepared in accordance with accounting principles generally accepted in the United States of America which require the use of management estimates. Actual results could differ from those estimates. The policies described below are followed consistently by the Fund in the preparation of its financial statements.

Security Valuation. Investments are stated at value determined as of the close of regular trading on the New York Stock Exchange on each day the exchange is open for trading. Equity securities are valued at the most recent sale price or official closing price reported on the exchange (US or foreign) or over-the-counter market on which the security is traded most extensively. Securities for which no sales are reported are valued at the calculated mean between the most recent bid and asked quotations on the relevant market or, if a mean cannot be determined, at the most recent bid quotation.

Debt securities are valued by independent pricing services approved by the Trustees of the Fund. If the pricing services are unable to provide valuations, the securities are valued at the most recent bid quotation or evaluated price, as applicable, obtained from a broker-dealer. Such services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes.

Money market instruments purchased with an original or remaining maturity of sixty days or less, maturing at par, are valued at amortized cost. Investments in open-end investment companies and Cash Management QP Trust are valued at their net asset value each business day.

Securities and other assets for which market quotations are not readily available or for which the above valuation procedures are deemed not to reflect fair value are valued in a manner that is intended to reflect their fair value as determined in accordance with procedures approved by the Trustees.

In September 2006, the Financial Accounting Standards Board ("FASB") released Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" ("FAS 157"). FAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. FAS 157 is effective for fiscal years beginning after November 15, 2007. As of July 31, 2007, management does not believe the adoption of FAS 157 will impact the amounts reported in the financial statements, however, additional disclosures will be required about the inputs used to develop the measurements of fair value and the effect of certain of the measurements reported in the statement of operations for a fiscal period.

Securities Lending. The Fund may lend securities to financial institutions. The Fund retains beneficial ownership of the securities it has loaned and continues to receive interest and dividends paid by the issuer of securities and to participate in any changes in their market value. The Fund requires the borrowers of the securities to maintain collateral with the Fund consisting of liquid, unencumbered assets having a value at least equal to the value of the securities loaned. The Fund may invest the cash collateral into a joint trading account in an affiliated money market fund pursuant to Exemptive Orders issued by the SEC. The Fund receives compensation for lending its securities either in the form of fees or by earning interest on invested cash collateral net of borrower rebates and fees paid to the lending agent. Either the Fund or the borrower may terminate the loan. The Fund is subject to all investment risks associated with the value of any cash collateral received, including, but not limited to, interest rate, credit and liquidity risk associated with such investments.

Foreign Currency Translations. The books and records of the Fund are maintained in US dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into US dollars at the prevailing exchange rates at period end. Purchases and sales of investment securities, income and expenses are translated into US dollars at the prevailing exchange rates on the respective dates of the transactions.

Net realized and unrealized gains and losses on foreign currency transactions represent net gains and losses between trade and settlement dates on securities transactions, the disposition of forward foreign currency exchange contracts and foreign currencies, and the difference between the amount of net investment income accrued and the US dollar amount actually received. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed but is included with net realized and unrealized gain/appreciation and loss/depreciation on investments.

Forward Foreign Currency Exchange Contracts. A forward foreign currency exchange contract ("forward currency contract") is a commitment to purchase or sell a foreign currency at the settlement date at a negotiated rate. The Fund may enter into forward currency contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign currency denominated portfolio holdings and to facilitate transactions in foreign currency denominated securities.

Forward currency contracts are valued at the prevailing forward exchange rate of the underlying currencies and unrealized gain (loss) is recorded daily. Sales and purchases of forward currency contracts having the same settlement date and broker are offset and any gain (loss) is realized on the date of offset; otherwise, gain (loss) is realized on settlement date. Realized and unrealized gains and losses which represent the difference between the value of a forward currency contract to buy and a forward currency contract to sell are included in net realized and unrealized gain (loss) from foreign currency related transactions.

Certain risks may arise upon entering into forward currency contracts from the potential inability of counterparties to meet the terms of their contracts. Additionally, when utilizing forward currency contracts to hedge, the Fund gives up the opportunity to profit from favorable exchange rate movements during the term of the contract.

Mortgage Dollar Rolls. The Fund may enter into mortgage dollar rolls in which the Fund sells mortgage-backed securities for delivery in the current month and simultaneously contracts to repurchase similar, but not identical, securities at an agreed upon price and date. During the period between the sale and repurchase, the Fund will not be entitled to earn interest and receive principal payments on securities sold. The Fund receives compensation as consideration for entering into the commitment to repurchase. The compensation is paid in the form of a lower price for the security upon its repurchase or, alternatively, a fee. Mortgage dollar rolls may be renewed with a new sale and repurchase price and a cash settlement made at each renewal without physical delivery of the securities subject to the contract.

Certain risks may arise upon entering into mortgage dollar rolls from the potential inability of counterparties to meet the terms of their commitments. Additionally, the value of the securities sold by the Fund may decline below the repurchase price of those securities.

When-Issued/Delayed Delivery Securities. The Fund may purchase securities with delivery or payment to occur at a later date beyond the normal settlement period. At the time the Fund enters into a commitment to purchase a security, the transaction is recorded and the value of the security is reflected in the net asset value. The price of such security and the date when the security will be delivered and paid for are fixed at the time the transaction is negotiated. The value of the security may vary with market fluctuations. No interest accrues to the Fund until payment takes place. At the time the Fund enters into this type of transaction it is required to segregate cash or other liquid assets at least equal to the amount of the commitment.

Certain risks may arise upon entering into when-issued or delayed delivery securities from the potential inability of counterparties to meet the terms of their contracts or if the issuer does not issue the securities due to political, economic, or other factors. Additionally, losses may arise due to changes in the value of the underlying securities.

Loan Participations/Assignments. The Fund may invest in US dollar-denominated fixed and floating rate loans ("Loans") arranged through private negotiations between a foreign sovereign entity and one or more financial institutions ("Lenders"). The Fund invests in such Loans in the form of participations in Loans ("Participations") or assignments of all or a portion of Loans from third parties ("Assignments"). Participations typically result in the Fund having a contractual relationship only with the Lender, not with the sovereign borrower. The Fund has the right to receive payments of principal, interest and any fees to which they are entitled from the Lender selling the Participation and only upon receipt by the Lender of the payments from the borrower. In connection with purchasing Participations, the Fund generally has no right to enforce compliance by the borrower with the terms of the loan agreement relating to the Loan, nor any rights of set-off against the borrower, and the Fund will not benefit directly from any collateral supporting the Loan in which it has purchased the Participation. As a result, the Fund assumes the credit risk of both the borrower and the Lender that is selling the Participation.

Federal Income Taxes. The Fund's policy is to comply with the requirements of the Internal Revenue Code, as amended, which are applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Accordingly, the Fund paid no federal income taxes and no federal income tax provision was required.

At January 31, 2007, the Fund had a net tax basis capital loss carryforward of approximately $81,418,000 which may be applied against any realized net taxable capital gains of each succeeding year until fully utilized or until January 31, 2008 ($18,974,000), January 31, 2009 ($45,354,000), January 31, 2011 ($5,515,000), January 31, 2014 ($752,000), and January 31, 2015 ($10,823,000), the respective expiration dates, whichever occurs first.

In addition, from November 1, 2006 through January 31, 2007, the Fund incurred approximately $1,025,000 of net realized capital losses. As permitted by tax regulations, the Fund intends to elect to defer these losses and treat them as arising in the fiscal year ending January 31, 2008.

In July 2006, FASB issued Interpretation No. 48 ("FIN 48"), "Accounting for Uncertainty in Income Taxes — an interpretation of FASB Statement No. 109" (the "Interpretation"). The Interpretation establishes for the Fund a minimum threshold for financial statement recognition of the benefit of positions taken in filing tax returns. Management has evaluated the application of FIN 48 and has determined there is no impact on the Fund's financial statements.

Distribution of Income and Gains. Net investment income of the Fund is declared and distributed to shareholders monthly. Net realized gains from investment transactions, in excess of available capital loss carryforwards, would be taxable to the Fund if not distributed, and, therefore, will be distributed to shareholders at least annually.

The timing and characterization of certain income and capital gain distributions are determined annually in accordance with federal tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences primarily relate to premium amortization on debt securities, investments in foreign denominated investments, forward currency contracts, recognition of certain foreign currency gains (losses) as ordinary income (loss), and certain securities sold at a loss. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. Accordingly, the Fund may periodically make reclassifications among certain of its capital accounts without impacting the net asset value of the Fund.

The tax character of current year distributions will be determined at the end of the current fiscal year.

Redemption Fees. The Fund imposes a redemption fee of 2% of the total redemption amount on all Fund shares redeemed or exchanged within 15 days of buying them, either by purchase or exchange. This fee is assessed and retained by the Fund for the benefit of the remaining shareholders. The redemption fee is accounted for as an addition to paid-in capital.

Expenses. Expenses of the Trust arising in connection with a specific fund are allocated to that fund. Other Trust expenses which cannot be directly attributed to a fund are apportioned among the funds in the Trust.

Contingencies. In the normal course of business, the Fund may enter into contracts with service providers that contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet been made. However, based on experience, the Fund expects the risk of loss to be remote.

Other. Investment transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment security transactions are reported on trade date. Interest income is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date net of foreign withholding taxes. Realized gains and losses from investment transactions are recorded on an identified cost basis. All premiums and discounts are amortized/accreted for financial reporting purposes.

B. Purchases and Sales of Securities

During the six months ended July 31, 2007, purchases and sales of investment securities (excluding short-term investments and US Treasury obligations) aggregated $188,105,814 and $248,275,441, respectively. Purchases and sales of US Treasury obligations aggregated $279,213,692 and $280,671,885, respectively. Purchase and Sales of mortgage dollar rolls aggregated $121,728,673 and $56,828,824, respectively.

C. Related Parties

Management Agreement. Under the Investment Management Agreement with Deutsche Investment Management Americas Inc. ("DIMA" or the "Advisor"), an indirect, wholly owned subsidiary of Deutsche Bank, AG, the Advisor directs the investments of the Fund in accordance with its investment objectives, policies and restrictions. The Advisor determines the securities, instruments and other contracts relating to investments to be purchased, sold or entered into by the Fund or delegates such responsibility to the Fund's subadvisor.

Pursuant to a written contract, Aberdeen Asset Management Inc. ("AAMI"), a direct, wholly owned subsidiary of Aberdeen Asset Management PLC, serves as subadvisor to the Fund. AAMI is paid for its services by the Advisor from its fee as investment advisor to the Fund.

Under the Investment Management Agreement the Fund pays a monthly management fee based on the Fund's average daily net assets accrued daily and payable monthly, at the following annual rates:

First $250 million of the Fund's average daily net assets	.465%
Next $750 million of such net assets	.435%
Next $1.5 billion of such net assets	.415%
Next $2.5 billion of such net assets	.395%
Next $2.5 billion of such net assets	.365%
Next $2.5 billion of such net assets	.345%
Next $2.5 billion of such net assets	.325%
Over $12.5 billion of such net assets	.315%

Accordingly, for the six months ended July 31, 2007, the fee pursuant to the Investment Management Agreement was equivalent to an annualized effective rate of 0.45% of the Fund's average daily net assets.

For the period from February 1, 2007, through September 30, 2007, the Advisor has contractually agreed to waive all or a portion of its management fee and reimburse or pay certain operating expenses of the Fund (excluding certain expenses such as extraordinary expenses, taxes, brokerage, interest, proxy and organization and offering expenses) to the extent necessary to maintain the operating expenses of certain classes as follows:

Class B	1.80%
Class C	1.80%
Class S	.76%

Administration Fee. Pursuant to an Administrative Services Agreement, DIMA provides most administrative services to the Fund. For all services provided under the Administrative Services Agreement, the Fund pays the Advisor a fee ("Administration Fee") of 0.10% of the Fund's average daily net assets, computed and accrued daily and payable monthly. For the six months ended July 31, 2007, the Advisor received an Administration Fee of $339,818, of which $56,741 is unpaid.

Service Provider Fees. DWS Scudder Investments Service Company ("DWS-SISC"), an affiliate of the Advisor, is the transfer agent, dividend-paying agent and shareholder service agent for the Fund. Prior to April 1, 2007, DWS Scudder Service Corporation ("DWS-SSC"), an affiliate of the Advisor, was the transfer agent, dividend-paying agent and shareholder service agent for Class S shares of the Fund. Effective April 1, 2007, DWS-SSC merged with DWS-SISC. The Board of the Fund approved a new transfer agency agreement between the Fund and DWS-SISC. The new transfer agency agreement is identical in substance to the previous transfer agency agreement for the Fund, except for the named transfer agent. Pursuant to a sub-transfer agency agreement among DWS-SISC, DWS-SSC (through March 31, 2007) and DST Systems, Inc. ("DST"), DWS-SISC and DWS-SSC have delegated certain transfer agent and dividend-paying agent functions to DST. DWS-SISC and DWS-SSC compensate DST out of the shareholder servicing fee they receive from the Fund. For the six months ended July 31, 2007, the amounts charged to the Fund by DWS-SISC and DWS-SSC (through March 31, 2007) were as follows:

Services to Shareholders	Total Aggregated	Waived	Unpaid at July 31, 2007
Class A	$ 131,926	$ —	$ 76,857
Class B	9,427	906	9,737
Class C	8,520	—	7,384
Class S	263,982	66,272	114,209
Institutional Class	330	—	228
	$ 414,185	$ 67,178	$ 208,415

Distribution Service Agreement. Under the Distribution Service Agreement, in accordance with Rule 12b-1 under the 1940 Act, DWS Scudder Distributors, Inc. ("DWS-SDI"), an affiliate of the Advisor, receives a fee ("Distribution Fee") of 0.75% of average daily net assets of Class B and C shares. Pursuant to the Agreement, DWS-SDI enters into related selling group agreements with various firms at various rates for sales of Class B and C shares. For the six months ended July 31, 2007, the Distribution Fee was as follows:

Distribution Fee	Total Aggregated	Unpaid at July 31, 2007
Class B	$ 36,570	$ 8,415
Class C	47,051	8,172
	$ 83,621	$ 16,587

In addition, DWS-SDI provides information and administrative services for a fee ("Service Fee") to Class A, B and C shareholders at an annual rate of up to 0.25% of average daily net assets for each such class. DWS-SDI in turn has various agreements with financial services firms that provide these services and pays these fees based upon the assets of shareholder accounts the firms service. For the six months ended July 31, 2007, the Service Fee was as follows:

Service Fee	Total Aggregated	Unpaid at July 31, 2007	Annualized Effective Rate
Class A	$ 244,802	$ 22,235.24%
Class B	11,806	337.24%
Class C	15,330	2,516.24%
	$ 271,938	$ 25,088

Underwriting Agreement and Contingent Deferred Sales Charge. DWS-SDI is the principal underwriter for the Fund. Underwriting commissions paid in connection with the distribution of Class A shares for the six months ended July 31, 2007 aggregated $4,715.

In addition, DWS-SDI receives any contingent deferred sales charge ("CDSC") from Class B share redemptions occurring within six years of purchase and Class C share redemptions occurring within one year of purchase. There is no such charge upon redemption of any share appreciation or reinvested dividends. The CDSC is based on declining rates ranging from 4% to 1% for Class B and 1% for Class C, of the value of the shares redeemed. For the six months ended July 31, 2007, the CDSC for Class B and C shares aggregated $45,247 and $2,325, respectively. A deferred sales charge of up to 0.85% is assessed on certain redemptions of Class A shares. For the six months ended July 31, 2007, SDI received $42 for Class A shares.

Typesetting and Filing Service Fees. Under an agreement with DIMA, DIMA is compensated for providing typesetting and certain regulatory filing services to the Fund. For the six months ended July 31, 2007, the amount charged to the Fund by DIMA included in the Statement of Operations under "reports to shareholders" aggregated $29,137, of which $7,918 is unpaid.

Trustees' Fees and Expenses. As compensation for his or her services, each Independent Trustee receives an aggregated annual fee, plus a fee for each meeting attended (plus reimbursement for reasonable out-of-pocket expenses incurred in connection with his or her attendance at board and committee meetings) from each fund in the Fund Complex for which he or she serves. In addition, the Chairperson of the Board and the Chairperson of each committee of the Board receive additional compensation for their services. Payment of such fees and expenses is allocated among all such funds described above in direct proportion to their relative net assets.

Cash Management QP Trust. Pursuant to an Exemptive Order issued by the SEC, the Fund may invest in the Cash Management QP Trust (the "QP Trust"), and other affiliated funds managed by the Advisor. The QP Trust seeks to provide as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity. The QP Trust does not pay the Advisor a management fee for the affiliated fund's investment in the QP Trust.

D. Fee Reductions

The Fund has entered into an arrangement with its custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund's custodian expenses. During the six months ended July 31, 2007, the Fund's custodian fees were reduced by $157 for custody credits earned.

E. Line of Credit

The Fund and other affiliated funds (the "Participants") share in a $750 million revolving credit facility administered by JPMorgan Chase Bank N.A. for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Participants are charged an annual commitment fee which is allocated, based upon net assets, among each of the Participants. Interest is calculated at the Federal Funds Rate plus 0.35 percent. The Fund may borrow up to a maximum of 33 percent of its net assets under the agreement.

F. Share Transactions

The following table summarizes share and dollar activity in the Fund:

	Six Months Ended July 31, 2007		Year Ended January 31, 2007
	Shares	Dollars	Shares	Dollars
Shares sold
Class A	759,672	$ 9,581,200	1,341,855	$ 16,837,531
Class B	38,530	487,630	84,594	1,060,869
Class C	65,274	823,399	163,185	2,049,468
Class AARP*	—	—	202,556	2,534,219
Class S	2,311,421	29,170,335	3,208,142	40,307,343
Institutional Class	1,990,784	25,146,122	922	11,600
		$ 65,208,686		$ 62,801,030
Shares issued to shareholders in reinvestment of distributions
Class A	296,375	$ 3,725,554	638,508	$ 8,013,041
Class B	13,100	164,910	38,513	483,422
Class C	14,941	187,807	32,256	404,804
Class AARP*	—	—	136,454	1,703,074
Class S	673,015	8,455,937	1,328,028	16,673,189
Institutional Class	36,709	459,020	1,416	17,734
		$ 12,993,228		$ 27,295,264
Shares redeemed
Class A	(1,969,431)	$ (24,791,221)	(4,053,073)	$ (50,843,609)
Class B	(344,292)	(4,351,755)	(471,522)	(5,919,564)
Class C	(95,913)	(1,212,707)	(339,719)	(4,261,313)
Class AARP*	—	—	(1,811,539)	(22,631,174)
Class S	(3,955,485)	(49,851,550)	(7,546,120)	(94,753,896)
Institutional Class	(283,033)	(3,533,967)	(3,344)	(42,034)
		$ (83,741,200)		$ (178,451,590)
Shares converted*
Class AARP	—	—	(10,358,230)	(128,517,718)
Class S	—	—	10,364,077	128,517,718
		$ —		$ —
Redemption fees		$ 695		$ 5,866
Net increase (decrease)
Class A	(913,384)	$ (11,484,464)	(2,072,710)	$ (25,992,896)
Class B	(292,662)	(3,698,976)	(348,415)	(4,375,200)
Class C	(15,698)	(201,501)	(144,278)	(1,804,963)
Class AARP*	—	—	(11,830,759)	(146,910,437)
Class S	(971,049)	(12,224,825)	7,354,127	90,746,766
Institutional Class	1,744,460	22,071,175	(1,006)	(12,700)
		$ (5,538,591)		$ (88,349,430)
* On June 28, 2006, the Board of the Fund approved the conversion of Class AARP shares of the Fund into Class S shares of the Fund. This conversion was completed on July 14, 2006, and those shares are no longer offered.

G. Regulatory Matters and Litigation

Regulatory Settlements. On December 21, 2006, Deutsche Asset Management ("DeAM") settled proceedings with the Securities and Exchange Commission ("SEC") and the New York Attorney General on behalf of Deutsche Asset Management, Inc. ("DAMI") and Deutsche Investment Management Americas Inc. ("DIMA"), the investment advisors to many of the DWS Scudder funds, regarding allegations of improper trading of fund shares at DeAM and at the legacy Scudder and Kemper organizations prior to their acquisition by DeAM in April 2002. These regulators alleged that although the prospectuses for certain funds in the regulators' view indicated that the funds did not permit market timing, DAMI and DIMA breached their fiduciary duty to those funds in that their efforts to limit trading activity in the funds were not effective at certain times. The regulators also alleged that DAMI and DIMA breached their fiduciary duty to certain funds by entering into certain market timing arrangements with investors. These trading arrangements originated in businesses that existed prior to the currently constituted DeAM organization, which came together as a result of various mergers of the legacy Scudder, Kemper and Deutsche fund groups, and all of the arrangements were terminated prior to the start of the regulatory investigations that began in the summer of 2003. No current DeAM employee approved these trading arrangements. Under the terms of the settlements, DAMI and DIMA neither admitted nor denied any wrongdoing.

The terms of the SEC settlement, which identified improper trading in the legacy Deutsche and Kemper mutual funds only, provide for payment of disgorgement in the amount of $17.2 million. The terms of the settlement with the New York Attorney General provide for payment of disgorgement in the amount of $102.3 million, which is inclusive of the amount payable under the SEC settlement, plus a civil penalty in the amount of $20 million. The total amount payable by DeAM, approximately $122.3 million, would be distributed to funds in accordance with a distribution plan to be developed by a distribution consultant. The funds' investment advisors do not believe these amounts will have a material adverse financial impact on them or materially affect their ability to perform under their investment management agreements with the DWS funds. The above-described amounts are not material to Deutsche Bank, and have already been reserved.

Among the terms of the settled orders, DeAM is subject to certain undertakings regarding the conduct of its business in the future, including: formation of a Code of Ethics Oversight Committee to oversee all matters relating to issues arising under the advisors' Code of Ethics; establishment of an Internal Compliance Controls Committee having overall compliance oversight responsibility of the advisors; engagement of an Independent Compliance Consultant to conduct a comprehensive review of the advisors' supervisory compliance and other policies and procedures designed to prevent and detect breaches of fiduciary duty, breaches of the Code of Ethics and federal securities law violations by the advisors and their employees; and commencing in 2008, the advisors shall undergo a compliance review by an independent third party.

In addition, DeAM is subject to certain further undertakings relating to the governance of the mutual funds, including that: at least 75% of the members of the Boards of Trustees/Directors overseeing the DWS Funds continue to be independent of DeAM; the Chairmen of the DWS Funds' Boards of Trustees/Directors continue to be independent of DeAM; DeAM maintain existing management fee reductions for certain funds for a period of five years and not increase management fees for these certain funds during this period; the funds retain a senior officer (or independent consultants, as applicable) responsible for assisting in the review of fee arrangements and monitoring compliance by the funds and the investment advisors with securities laws, fiduciary duties, codes of ethics and other compliance policies, the expense of which shall be borne by DeAM; and periodic account statements, fund prospectuses and the mutual funds' web site contain additional disclosure and/or tools that assist investors in understanding the fees and costs associated with an investment in the funds and the impact of fees and expenses on fund returns.

DeAM has also settled proceedings with the Illinois Secretary of State regarding market timing matters. The terms of the Illinois settlement provide for investor education contributions totaling approximately $4 million and a payment in the amount of $2 million to the Securities Audit and Enforcement Fund.

On September 28, 2006, the SEC and the National Association of Securities Dealers ("NASD") announced final agreements in which Deutsche Investment Management Americas Inc. ("DIMA"), Deutsche Asset Management, Inc. ("DAMI") and Scudder Distributors, Inc. ("SDI") (now known as DWS Scudder Distributors, Inc.) settled administrative proceedings regarding disclosure of brokerage allocation practices in connection with sales of the Scudder Funds' (now known as the DWS Scudder Funds) shares during 2001-2003. The agreements with the SEC and NASD are reflected in orders which state, among other things, that DIMA and DAMI failed to disclose potential conflicts of interest to the fund Boards and to shareholders relating to SDI's use of certain funds' brokerage commissions to reduce revenue sharing costs to broker-dealer firms with whom it had arrangements to market and distribute Scudder Fund shares. These directed brokerage practices were discontinued in October 2003.

Under the terms of the settlements, in which DIMA, DAMI and SDI neither admitted nor denied any of the regulators' findings, DIMA, DAMI and SDI agreed to pay disgorgement, prejudgment interest and civil penalties in the total amount of $19.3 million. The portion of the settlements distributed to the funds was approximately $17.8 million and was paid to the funds as prescribed by the settlement orders based upon the amount of brokerage commissions from each fund used to satisfy revenue sharing agreements with broker-dealers who sold fund shares. Based on the prescribed settlement order, the Fund was not entitled to a portion of the settlement.

As part of the settlements, DIMA, DAMI and SDI also agreed to implement certain measures and undertakings relating to revenue sharing payments including making additional disclosures in the fund Prospectuses or Statements of Additional Information, adopting or modifying relevant policies and procedures and providing regular reporting to the fund Boards.

Private Litigation Matters. The matters alleged in the regulatory settlements described above also serve as the general basis of a number of private class action lawsuits involving the DWS funds. These lawsuits name as defendants various persons, including certain DWS funds, the funds' investment advisors and their affiliates, and certain individuals, including in some cases fund Trustees/Directors, officers, and other parties. Each DWS fund's investment advisor has agreed to indemnify the applicable DWS funds in connection with these lawsuits, or other lawsuits or regulatory actions that may be filed making similar allegations.

Based on currently available information, the funds' investment advisors believe the likelihood that the pending lawsuits will have a material adverse financial impact on a DWS fund is remote and such actions are not likely to materially affect their ability to perform under their investment management agreements with the DWS funds.

Account Management Resources

For More Information	The automated telephone system allows you to access personalized account information and obtain information on other DWS funds using either your voice or your telephone keypad. Certain account types within Classes A, B, C and S also have the ability to purchase, exchange or redeem shares using this system.
For more information, contact your financial advisor. You may also access our automated telephone system or speak with a DWS Scudder representative by calling the appropriate number below:

For shareholders of Classes A, B, C and Institutional Class:

(800) 621-1048

For shareholders of Class S:

(800) 728-3337

Web Site

www.dws-scudder.com

View your account transactions and balances, trade shares, monitor your asset allocation, and change your address, 24 hours a day.
Obtain prospectuses and applications, blank forms, interactive worksheets, news about DWS funds, subscription to fund updates by e-mail, retirement planning information, and more.

Written Correspondence	DWS Scudder PO Box 219151 Kansas City, MO 64121-9151
Proxy Voting	A description of the fund's policies and procedures for voting proxies for portfolio securities and information about how the fund voted proxies related to its portfolio securities during the 12-month period ended June 30 is available on our Web site — www.dws-scudder.com (click on "proxy voting"at the bottom of the page) — or on the SEC's Web site — www.sec.gov. To obtain a written copy of the fund's policies and procedures without charge, upon request, call us toll free at (800) 621-1048.

Principal Underwriter	If you have questions, comments or complaints, contact: DWS Scudder Distributors, Inc. 222 South Riverside Plaza Chicago, IL 60606-5808 (800) 621-1148
	Class A	Class B	Class C	Class S	Institutional Class
Nasdaq Symbol	SZIAX	SZIBX	SZICX	SCSBX	SZIIX
CUSIP Number	23337F 102	23337F 201	23337F 300	233376 607	23337F 607
Fund Number	463	663	763	2063	1463

Privacy Statement

This privacy statement is issued by DWS Scudder Distributors, Inc., Deutsche Investment Management Americas Inc., DeAM Investor Services, Inc., DWS Trust Company and the DWS Funds.

We never sell customer lists or individual client information. We consider privacy fundamental to our client relationships and adhere to the policies and practices described below to protect current and former clients' information. Internal policies are in place to protect confidentiality, while allowing client needs to be served. Only individuals who need to do so in carrying out their job responsibilities may access client information. We maintain physical, electronic and procedural safeguards that comply with federal and state standards to protect confidentiality. These safeguards extend to all forms of interaction with us, including the Internet.

In the normal course of business, clients give us nonpublic personal information on applications and other forms, on our websites, and through transactions with us or our affiliates. Examples of the nonpublic personal information collected are name, address, Social Security number and transaction and balance information. To be able to serve our clients, certain of this client information is shared with affiliated and nonaffiliated third party service providers such as transfer agents, custodians, and broker-dealers to assist us in processing transactions and servicing your account with us. In addition, we may disclose all of the information we collect to companies that perform marketing services on our behalf or to other financial institutions with which we have joint marketing agreements. The organizations described above that receive client information may only use it for the purpose designated by the DWS Scudder Companies listed above.

We may also disclose nonpublic personal information about you to other parties as required or permitted by law. For example, we are required or we may provide information to government entities or regulatory bodies in response to requests for information or subpoenas, to private litigants in certain circumstances, to law enforcement authorities, or any time we believe it necessary to protect the firm.

Questions on this policy may be sent to:

DWS Scudder
Attention: Correspondence — Chicago
P.O. Box 219415
Kansas City, MO 64121-9415

September 2006

Notes

Notes

Notes

Notes

ITEM 2.	CODE OF ETHICS

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS

Not Applicable

ITEM 6.	SCHEDULE OF INVESTMENTS

Not Applicable

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

Not Applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

The Committee on Independent Trustees/Directors selects and nominates Independent Trustees/Directors. Fund shareholders may submit nominees that will be considered by the committee when a Board vacancy occurs. Submissions should be mailed to: c/o Dawn-Marie Driscoll, PO Box 100176, Cape Coral, FL 33910.

ITEM 11.	CONTROLS AND PROCEDURES

(a)        The Chief Executive and Financial Officers concluded that the Registrant's Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)        There have been no changes in the registrant's internal control over financial reporting that occurred during the registrant's last half-year (the registrant's second fiscal half-year in the case of the annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal controls over financial reporting.

ITEM 12.	EXHIBITS

(a)(1) Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

(b) Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

Form N-CSRS Item F

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Core Plus Income Fund, a series of DWS Portfolio Trust

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	October 1, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:	DWS Core Plus Income Fund, a series of DWS Portfolio Trust

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	October 1, 2007

By:	/s/Paul Schubert
Paul Schubert

Chief Financial Officer and Treasurer

Date:	October 1, 2007